UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Blue Chip Growth Fund
Blue Chip Growth
Class K

October 31, 2008

1.809076.104

BCF-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 0.8%
ArvinMeritor, Inc. (d)	682,612	$ 4,041
BorgWarner, Inc.	629,500	14,145
Gentex Corp.	1,883,100	18,059
Magna International, Inc. Class A	908,200	30,459
Superior Industries International, Inc. (d)	714,000	10,210
		76,914
Automobiles - 0.5%
Toyota Motor Corp. sponsored ADR	672,900	51,201
Hotels, Restaurants & Leisure - 3.5%
DineEquity, Inc. (d)(e)	928,011	16,732
Marriott International, Inc. Class A	2,195,300	45,816
McDonald's Corp.	2,935,400	170,048
Yum! Brands, Inc.	3,926,900	113,919
		346,515
Household Durables - 1.8%
Centex Corp.	1,507,900	18,472
D.R. Horton, Inc.	2,384,900	17,601
Furniture Brands International, Inc. (d)(e)	4,633,579	26,365
Harman International Industries, Inc.	1,109,500	20,382
KB Home	474,200	7,914
La-Z-Boy, Inc. (d)(e)	3,706,700	21,425
Lennar Corp. Class A	285,600	2,211
Pulte Homes, Inc.	1,073,456	11,958
Ryland Group, Inc.	698,900	13,132
Toll Brothers, Inc. (a)	1,347,800	31,161
		170,621
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	2,176,800	124,600
Leisure Equipment & Products - 0.0%
Brunswick Corp.	868,600	3,014
Media - 2.0%
Comcast Corp. Class A (special) (non-vtg.)	2,066,300	31,862
Interpublic Group of Companies, Inc. (a)	9,207,200	47,785
Lamar Advertising Co. Class A (a)(d)	362,300	5,496
Scripps Networks Interactive, Inc. Class A	1,624,201	46,127
The Walt Disney Co.	2,443,800	63,294
		194,564
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.9%
Kohl's Corp. (a)	1,975,500	$ 69,399
Target Corp. (d)	2,772,700	111,241
		180,640
Specialty Retail - 2.0%
Best Buy Co., Inc.	1,681,800	45,089
Home Depot, Inc.	1,195,400	28,199
Lowe's Companies, Inc.	3,209,600	69,648
Staples, Inc.	2,808,400	54,567
		197,503
Textiles, Apparel & Luxury Goods - 2.6%
Deckers Outdoor Corp. (a)	510,100	43,287
NIKE, Inc. Class B	1,967,300	113,375
Polo Ralph Lauren Corp. Class A	1,351,400	63,746
VF Corp.	680,500	37,496
		257,904
TOTAL CONSUMER DISCRETIONARY		1,603,476
CONSUMER STAPLES - 16.8%
Beverages - 4.3%
PepsiCo, Inc.	3,944,662	224,885
The Coca-Cola Co.	4,423,900	194,917
		419,802
Food & Staples Retailing - 5.9%
Costco Wholesale Corp.	886,900	50,562
Kroger Co.	2,911,700	79,955
Safeway, Inc.	2,614,500	55,610
Sysco Corp.	3,226,800	84,542
Wal-Mart Stores, Inc.	5,466,055	305,061
		575,730
Food Products - 1.5%
General Mills, Inc.	914,100	61,921
Kellogg Co.	986,600	49,744
Nestle SA sponsored ADR	897,550	34,511
		146,176
Household Products - 4.1%
Church & Dwight Co., Inc. (d)	882,300	52,135
Clorox Co.	470,000	28,581
Kimberly-Clark Corp.	829,200	50,822
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	3,209,130	$ 207,117
Reckitt Benckiser Group PLC	1,473,200	62,308
		400,963
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	1,383,000	49,843
Tobacco - 0.5%
Philip Morris International, Inc.	1,199,500	52,142
TOTAL CONSUMER STAPLES		1,644,656
ENERGY - 10.1%
Energy Equipment & Services - 4.1%
BJ Services Co.	2,330,000	29,941
Halliburton Co.	2,159,500	42,737
Nabors Industries Ltd. (a)	2,034,000	29,249
National Oilwell Varco, Inc. (a)	1,915,500	57,254
Oceaneering International, Inc. (a)	1,038,385	29,251
Patterson-UTI Energy, Inc.	1,900,800	25,224
Schlumberger Ltd. (NY Shares)	3,264,500	168,611
Weatherford International Ltd. (a)	1,342,600	22,663
		404,930
Oil, Gas & Consumable Fuels - 6.0%
Canadian Natural Resources Ltd.	644,100	32,488
Chesapeake Energy Corp.	1,838,300	40,387
Enterprise Products Partners LP	862,900	21,055
Exxon Mobil Corp.	3,522,900	261,117
Hess Corp.	1,323,500	79,688
Peabody Energy Corp.	822,700	28,391
Plains Exploration & Production Co. (a)	374,600	10,564
Range Resources Corp.	751,500	31,728
Reliance Industries Ltd.	290,000	8,243
Southwestern Energy Co. (a)	2,030,600	72,330
		585,991
TOTAL ENERGY		990,921
FINANCIALS - 6.6%
Capital Markets - 1.6%
Charles Schwab Corp.	3,977,200	76,044
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc.	2,804,300	$ 32,922
T. Rowe Price Group, Inc.	1,242,881	49,144
		158,110
Commercial Banks - 1.9%
Associated Banc-Corp. (d)	459,200	10,130
BB&T Corp.	908,900	32,584
M&T Bank Corp.	370,800	30,072
Old National Bancorp, Indiana (d)	381,300	7,222
PNC Financial Services Group, Inc.	804,500	53,636
U.S. Bancorp, Delaware	1,576,900	47,007
		180,651
Consumer Finance - 1.3%
American Express Co.	2,837,300	78,026
Capital One Financial Corp.	1,351,300	52,863
		130,889
Diversified Financial Services - 0.8%
CME Group, Inc.	97,163	27,415
JPMorgan Chase & Co.	1,199,600	49,484
		76,899
Insurance - 0.3%
Fidelity National Financial, Inc. Class A	963,600	8,682
The First American Corp.	1,213,550	24,769
		33,451
Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.	496,100	9,436
Hudson City Bancorp, Inc.	762,500	14,343
New York Community Bancorp, Inc.	666,500	10,437
NewAlliance Bancshares, Inc.	1,086,900	14,999
People's United Financial, Inc.	780,400	13,657
		62,872
TOTAL FINANCIALS		642,872
HEALTH CARE - 13.0%
Biotechnology - 2.3%
Genentech, Inc. (a)	2,336,500	193,789
Gilead Sciences, Inc. (a)	631,800	28,968
		222,757
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 4.7%
Alcon, Inc.	488,200	$ 43,020
Baxter International, Inc.	2,199,100	133,024
Becton, Dickinson & Co.	519,170	36,030
Boston Scientific Corp. (a)	3,631,700	32,794
Covidien Ltd.	1,068,400	47,319
Hospira, Inc. (a)	974,000	27,097
Medtronic, Inc.	2,958,000	119,296
Sonova Holding AG	404,889	16,820
		455,400
Health Care Providers & Services - 0.8%
Express Scripts, Inc. (a)	665,800	40,354
Medco Health Solutions, Inc. (a)	1,095,700	41,582
		81,936
Life Sciences Tools & Services - 0.1%
Pharmaceutical Product Development, Inc.	207,300	6,422
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	798,400	7,473
		13,895
Pharmaceuticals - 5.1%
Abbott Laboratories	974,600	53,749
Johnson & Johnson	2,281,000	139,917
Merck & Co., Inc.	2,878,400	89,086
Novo Nordisk AS Series B	1,022,200	54,793
Pronova BioPharma ASA	10,270,853	26,683
Schering-Plough Corp.	6,898,300	99,956
Wyeth	994,800	32,013
		496,197
TOTAL HEALTH CARE		1,270,185
INDUSTRIALS - 4.9%
Aerospace & Defense - 1.5%
Lockheed Martin Corp.	350,100	29,776
Raytheon Co.	1,075,600	54,974
United Technologies Corp.	1,135,500	62,407
		147,157
Air Freight & Logistics - 0.3%
FedEx Corp.	404,600	26,449
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.6%
Masco Corp.	2,778,300	$ 28,200
Owens Corning (a)	1,918,000	30,170
		58,370
Construction & Engineering - 0.1%
Foster Wheeler Ltd. (a)	570,400	15,629
Electrical Equipment - 0.5%
Alstom SA	642,000	31,820
AMETEK, Inc.	474,800	15,787
		47,607
Industrial Conglomerates - 0.7%
General Electric Co.	3,499,100	68,267
Machinery - 0.6%
Danaher Corp.	1,033,500	61,225
Professional Services - 0.6%
Manpower, Inc.	736,500	22,927
Monster Worldwide, Inc. (a)	351,800	5,010
Robert Half International, Inc.	1,599,700	30,186
		58,123
TOTAL INDUSTRIALS		482,827
INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 7.4%
Cisco Systems, Inc. (a)	18,288,900	324,994
Corning, Inc.	6,401,900	69,333
Juniper Networks, Inc. (a)	3,530,600	66,163
QUALCOMM, Inc.	5,454,300	208,682
Research In Motion Ltd. (a)	1,079,600	54,444
		723,616
Computers & Peripherals - 3.7%
Apple, Inc. (a)	680,200	73,183
International Business Machines Corp.	3,153,100	293,144
		366,327
Electronic Equipment & Components - 0.3%
Tyco Electronics Ltd.	1,281,425	24,911
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.6%
Google, Inc. Class A (sub. vtg.) (a)	334,500	$ 120,206
Yahoo!, Inc. (a)	3,138,100	40,230
		160,436
IT Services - 3.0%
Accenture Ltd. Class A	3,052,850	100,897
Cognizant Technology Solutions Corp. Class A (a)	2,092,000	40,166
Infosys Technologies Ltd. sponsored ADR	1,027,000	30,112
Satyam Computer Services Ltd. sponsored ADR	2,026,600	31,878
The Western Union Co.	5,701,900	87,011
		290,064
Semiconductors & Semiconductor Equipment - 5.6%
Analog Devices, Inc.	2,019,100	43,128
Applied Materials, Inc.	11,486,500	148,291
Intel Corp.	4,958,200	79,331
Lam Research Corp. (a)	1,680,300	37,572
Micron Technology, Inc. (a)	2,922,700	13,766
Samsung Electronics Co. Ltd.	24,935	10,545
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	13,192,759	108,972
Teradyne, Inc. (a)	1,298,125	6,620
Texas Instruments, Inc.	5,328,000	104,216
		552,441
Software - 6.4%
CA, Inc.	2,643,000	47,045
Microsoft Corp.	16,433,600	366,964
Oracle Corp. (a)	11,876,300	217,218
		631,227
TOTAL INFORMATION TECHNOLOGY		2,749,022
MATERIALS - 0.9%
Chemicals - 0.5%
E.I. du Pont de Nemours & Co.	1,402,900	44,893
Containers & Packaging - 0.2%
Temple-Inland, Inc.	3,497,300	20,739
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp. (d)	4,184,000	20,083
TOTAL MATERIALS		85,715
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	1,058,700	$ 31,412
TOTAL COMMON STOCKS (Cost $10,970,456)		9,501,086
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 1.81% (b)	255,903,080	255,903
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	54,479,620	54,480
TOTAL MONEY MARKET FUNDS (Cost $310,383)		310,383
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Treasury Obligations) # (Cost $21,117)	$ 21,117	21,117
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $11,301,956)		9,832,586
NET OTHER ASSETS - (0.4)%		(34,313)
NET ASSETS - 100%		$ 9,798,273
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$21,117,000 due 11/03/08 at 0.17%
BNP Paribas Securities Corp.	$ 5,041
Banc of America Securities LLC	11,836
Barclays Capital, Inc.	2,681
Credit Suisse Securities (USA) LLC	1,073
Deutsche Bank Securities, Inc.	486
$ 21,117
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,981
Fidelity Securities Lending Cash Central Fund	603
Total	$ 2,584
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DineEquity, Inc.	$ 21,437	$ -	$ -	$ 232	$ 16,732
Furniture Brands International, Inc.	55,001	-	-	185	26,365
La-Z-Boy, Inc.	35,971	-	11,711	195	21,425
Total	$ 112,409	$ -	$ 11,711	$ 612	$ 64,522
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,832,586	$ 9,600,257	$ 232,329	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $11,343,174,000. Net unrealized depreciation aggregated $1,510,588,000, of which $664,486,000 related to appreciated investment securities and $2,175,074,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Blue Chip Value Fund

October 31, 2008

1.809087.104

BCV-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.4%
Johnson Controls, Inc.	71,000	$ 1,258,830
Automobiles - 0.2%
Renault SA	18,300	560,854
Diversified Consumer Services - 0.5%
H&R Block, Inc.	91,700	1,808,324
Household Durables - 2.7%
Black & Decker Corp.	33,700	1,705,894
Centex Corp.	207,000	2,535,750
KB Home (d)	207,100	3,456,499
Pulte Homes, Inc.	73,500	818,790
Whirlpool Corp.	15,200	709,080
		9,226,013
Leisure Equipment & Products - 0.1%
Brunswick Corp.	52,400	181,828
Media - 1.9%
Comcast Corp.:
Class A	127,800	2,014,128
Class A (special) (non-vtg.)	7,100	109,482
News Corp. Class A	164,400	1,749,216
Time Warner, Inc.	260,900	2,632,481
		6,505,307
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	34,600	1,079,520
Home Depot, Inc.	59,600	1,405,964
Lowe's Companies, Inc.	85,200	1,848,840
PetSmart, Inc.	43,800	862,422
Ross Stores, Inc.	57,700	1,886,213
Staples, Inc.	146,600	2,848,438
Williams-Sonoma, Inc.	78,300	648,324
		10,579,721
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	56,100	457,215
TOTAL CONSUMER DISCRETIONARY		30,578,092
CONSUMER STAPLES - 8.3%
Beverages - 1.0%
Anheuser-Busch Companies, Inc.	21,600	1,339,848
Carlsberg AS Series B	13,600	535,408
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	29,300	$ 1,094,648
The Coca-Cola Co.	11,200	493,472
		3,463,376
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	74,900	2,295,685
Kroger Co.	63,300	1,738,218
Sysco Corp.	42,900	1,123,980
Winn-Dixie Stores, Inc. (a)	105,362	1,582,537
		6,740,420
Food Products - 1.9%
Cermaq ASA	65,800	258,527
Marine Harvest ASA (a)(d)	1,558,000	251,657
Nestle SA (Reg.)	142,899	5,555,715
Tyson Foods, Inc. Class A	55,000	480,700
		6,546,599
Household Products - 2.1%
Energizer Holdings, Inc. (a)	24,100	1,177,526
Procter & Gamble Co.	93,600	6,040,944
		7,218,470
Tobacco - 1.3%
Altria Group, Inc.	89,700	1,721,343
British American Tobacco PLC sponsored ADR	49,600	2,696,256
		4,417,599
TOTAL CONSUMER STAPLES		28,386,464
ENERGY - 15.7%
Energy Equipment & Services - 2.2%
ENSCO International, Inc.	23,350	887,534
Nabors Industries Ltd. (a)	178,332	2,564,414
National Oilwell Varco, Inc. (a)	69,714	2,083,751
Petroleum Geo-Services ASA (a)	49,500	246,481
Weatherford International Ltd. (a)	103,100	1,740,328
		7,522,508
Oil, Gas & Consumable Fuels - 13.5%
Chesapeake Energy Corp.	153,000	3,361,410
Chevron Corp.	100,800	7,519,680
ConocoPhillips	150,800	7,844,616
EOG Resources, Inc.	15,900	1,286,628
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	158,400	$ 11,740,608
Hess Corp.	22,200	1,336,662
Occidental Petroleum Corp.	87,600	4,865,304
Petrohawk Energy Corp. (a)	74,200	1,406,090
Plains Exploration & Production Co. (a)	31,400	885,480
Quicksilver Resources, Inc. (a)	80,000	837,600
Range Resources Corp.	14,400	607,968
Ultra Petroleum Corp. (a)	62,600	2,914,030
Uranium One, Inc. (a)	85,700	72,495
Valero Energy Corp.	55,100	1,133,958
		45,812,529
TOTAL ENERGY		53,335,037
FINANCIALS - 28.1%
Capital Markets - 7.2%
Bank of New York Mellon Corp.	177,900	5,799,540
Charles Schwab Corp.	112,732	2,155,436
Franklin Resources, Inc.	35,400	2,407,200
Goldman Sachs Group, Inc.	22,400	2,072,000
Julius Baer Holding AG	28,224	1,103,609
KKR Private Equity Investors, LP (a)	134,079	661,009
KKR Private Equity Investors, LP Restricted Depositary Units (a)(e)	7,700	37,961
Merrill Lynch & Co., Inc.	163,200	3,033,888
Morgan Stanley	102,000	1,781,940
State Street Corp.	80,100	3,472,335
T. Rowe Price Group, Inc. (d)	46,500	1,838,610
		24,363,528
Commercial Banks - 4.2%
Associated Banc-Corp.	27,837	614,084
Fifth Third Bancorp (d)	76,180	826,553
Huntington Bancshares, Inc. (d)	253,600	2,396,520
National City Corp.	136,200	367,740
PNC Financial Services Group, Inc.	34,500	2,300,115
SunTrust Banks, Inc.	16,300	654,282
Wachovia Corp.	211,400	1,355,074
Wells Fargo & Co.	104,835	3,569,632
Zions Bancorp (d)	54,800	2,088,428
		14,172,428
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.9%
Capital One Financial Corp.	55,900	$ 2,186,808
Discover Financial Services	70,700	866,075
		3,052,883
Diversified Financial Services - 10.1%
Bank of America Corp.	642,046	15,518,252
CIT Group, Inc.	122,600	507,564
JPMorgan Chase & Co.	432,052	17,822,143
KKR Financial Holdings LLC	157,200	606,792
		34,454,751
Insurance - 4.3%
ACE Ltd.	76,880	4,409,837
Argo Group International Holdings, Ltd. (a)	32,088	1,023,607
Everest Re Group Ltd.	39,700	2,965,590
Genworth Financial, Inc. Class A (non-vtg.)	74,800	362,032
Hartford Financial Services Group, Inc.	57,000	588,240
Loews Corp.	33,900	1,125,819
MetLife, Inc.	61,200	2,033,064
Montpelier Re Holdings Ltd.	37,500	536,625
PartnerRe Ltd.	8,500	575,365
XL Capital Ltd. Class A	95,500	926,350
		14,546,529
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc.	23,000	1,598,960
CapitalSource, Inc.	120,400	890,960
General Growth Properties, Inc.	111,600	462,024
Simon Property Group, Inc.	9,100	609,973
		3,561,917
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	216,000	1,514,160
TOTAL FINANCIALS		95,666,196
HEALTH CARE - 10.8%
Biotechnology - 2.1%
Amgen, Inc. (a)	87,900	5,264,331
Biogen Idec, Inc. (a)	25,400	1,080,770
Cephalon, Inc. (a)	12,700	910,844
		7,255,945
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	31,000	$ 1,875,190
Boston Scientific Corp. (a)	175,100	1,581,153
Covidien Ltd.	93,385	4,136,022
Medtronic, Inc.	48,400	1,951,972
		9,544,337
Health Care Providers & Services - 0.9%
Brookdale Senior Living, Inc.	69,500	599,090
UnitedHealth Group, Inc.	97,500	2,313,675
		2,912,765
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	23,500	954,100
Pharmaceuticals - 4.7%
Allergan, Inc.	22,300	884,641
Bristol-Myers Squibb Co.	43,200	887,760
Johnson & Johnson	31,500	1,932,210
Merck & Co., Inc.	183,500	5,679,325
Pfizer, Inc.	155,900	2,760,989
Sepracor, Inc. (a)	58,480	778,954
Wyeth	94,300	3,034,574
		15,958,453
TOTAL HEALTH CARE		36,625,600
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	127,360	3,878,112
Raytheon Co.	40,100	2,049,511
The Boeing Co.	20,100	1,050,627
United Technologies Corp.	16,900	928,824
		7,907,074
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	40,200	2,121,756
Airlines - 0.2%
Delta Air Lines, Inc. (a)(d)	60,900	668,682
Building Products - 0.8%
Masco Corp.	190,800	1,936,620
Owens Corning (a)	47,000	739,310
		2,675,930
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. (a)	135,400	$ 1,410,868
The Brink's Co.	12,800	620,672
		2,031,540
Electrical Equipment - 0.2%
SolarWorld AG	24,500	617,487
Industrial Conglomerates - 2.5%
General Electric Co.	333,950	6,515,365
Siemens AG sponsored ADR	33,100	1,990,965
		8,506,330
Machinery - 1.0%
Cummins, Inc.	30,200	780,670
Illinois Tool Works, Inc.	24,400	814,716
Ingersoll-Rand Co. Ltd. Class A	51,500	950,175
Sulzer AG (Reg.)	12,912	762,159
		3,307,720
Road & Rail - 0.2%
Con-way, Inc.	23,900	813,556
TOTAL INDUSTRIALS		28,650,075
INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	129,300	2,297,661
Motorola, Inc.	135,600	728,172
		3,025,833
Computers & Peripherals - 1.9%
Hewlett-Packard Co.	84,500	3,234,660
International Business Machines Corp.	20,500	1,905,885
NCR Corp. (a)	78,100	1,427,668
		6,568,213
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	9,400	269,310
Arrow Electronics, Inc. (a)	51,800	903,910
Avnet, Inc. (a)	92,200	1,543,428
Flextronics International Ltd. (a)	144,100	602,338
Tyco Electronics Ltd.	60,085	1,168,052
		4,487,038
Internet Software & Services - 0.3%
VeriSign, Inc. (a)	48,500	1,028,200
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.2%
The Western Union Co.	35,400	$ 540,204
Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc.	105,600	1,363,296
ASML Holding NV (NY Shares)	31,000	544,050
Atmel Corp. (a)	156,200	648,230
Lam Research Corp. (a)	46,200	1,033,032
Maxim Integrated Products, Inc.	46,000	625,600
MEMC Electronic Materials, Inc. (a)	22,100	406,198
Novellus Systems, Inc. (a)	55,400	875,320
ON Semiconductor Corp. (a)	23,100	118,041
		5,613,767
TOTAL INFORMATION TECHNOLOGY		21,263,255
MATERIALS - 2.0%
Chemicals - 0.3%
Albemarle Corp.	45,290	1,102,812
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	33,200	759,616
Temple-Inland, Inc.	42,600	252,618
		1,012,234
Metals & Mining - 1.4%
Agnico-Eagle Mines Ltd.	13,900	383,409
Alcoa, Inc.	35,300	406,303
ArcelorMittal SA (NY Shares) Class A	35,800	939,750
Freeport-McMoRan Copper & Gold, Inc. Class B	30,600	890,460
Lihir Gold Ltd. (a)	253,594	316,262
Newcrest Mining Ltd.	55,804	766,704
Randgold Resources Ltd. sponsored ADR	29,400	911,694
		4,614,582
TOTAL MATERIALS		6,729,628
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 6.0%
AT&T, Inc.	430,310	11,519,399
Cincinnati Bell, Inc. (a)	308,800	738,032
Qwest Communications International, Inc.	327,700	937,222
Verizon Communications, Inc.	245,273	7,277,250
		20,471,903
Common Stocks - continued
	Shares	Value
UTILITIES - 4.4%
Electric Utilities - 2.4%
Edison International	38,200	$ 1,359,538
Entergy Corp.	49,400	3,855,670
Exelon Corp.	36,000	1,952,640
PPL Corp.	31,400	1,030,548
		8,198,396
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	105,200	838,444
NRG Energy, Inc. (a)	65,700	1,527,525
Reliant Energy, Inc. (a)	110,900	582,225
		2,948,194
Multi-Utilities - 1.1%
CMS Energy Corp.	106,300	1,089,575
Sempra Energy	36,600	1,558,794
Wisconsin Energy Corp.	28,500	1,239,750
		3,888,119
TOTAL UTILITIES		15,034,709
TOTAL COMMON STOCKS (Cost $450,284,554)		336,740,959
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
Fifth Third Bancorp 8.50%	1,900	190,456
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	5,100	106,590
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $438,662)		297,046
Investment Companies - 0.2%

Ares Capital Corp. (Cost $1,594,570)	94,219	740,561
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 1.81% (b)	1,312,337	$ 1,312,337
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	10,044,350	10,044,350
TOTAL MONEY MARKET FUNDS (Cost $11,356,687)		11,356,687
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $463,674,473)		349,135,253
NET OTHER ASSETS - (2.7)%		(9,033,157)
NET ASSETS - 100%		$ 340,102,096
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,961 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,100
Fidelity Securities Lending Cash Central Fund	49,680
Total	$ 62,780
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 349,135,253	$ 337,164,374	$ 11,970,879	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $473,934,083. Net unrealized depreciation aggregated $124,798,830, of which $14,922,040 related to appreciated investment securities and $139,720,870 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Dividend Growth Fund

October 31, 2008

1.809095.104

DGF-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.4%
BorgWarner, Inc.	233,800	$ 5,253
Johnson Controls, Inc.	733,800	13,010
The Goodyear Tire & Rubber Co. (a)	725,500	6,471
		24,734
Automobiles - 0.1%
Harley-Davidson, Inc.	171,600	4,201
Renault SA	116,100	3,558
		7,759
Distributors - 0.1%
LKQ Corp. (a)	525,100	6,007
Diversified Consumer Services - 1.2%
H&R Block, Inc.	1,093,264	21,559
Hillenbrand, Inc.	1,103,200	20,961
Navitas Ltd.	1,406,907	1,984
Princeton Review, Inc. (a)	631,732	3,519
Regis Corp.	173,600	2,147
Service Corp. International	611,596	4,220
Stewart Enterprises, Inc. Class A	3,705,332	19,157
		73,547
Hotels, Restaurants & Leisure - 0.9%
Brinker International, Inc.	710,800	6,610
Darden Restaurants, Inc.	298,800	6,624
DineEquity, Inc.	491,600	8,864
McCormick & Schmick's Seafood Restaurants (a)	355,862	1,740
McDonald's Corp.	321,800	18,642
Ruth's Chris Steak House, Inc. (a)	734,200	1,681
Sonic Corp. (a)	576,800	6,172
Vail Resorts, Inc. (a)(d)	89,263	2,969
		53,302
Household Durables - 1.1%
Beazer Homes USA, Inc. (a)	90,400	287
Black & Decker Corp.	208,100	10,534
Centex Corp.	146,300	1,792
Jarden Corp. (a)	27,100	482
La-Z-Boy, Inc.	430,300	2,487
Meritage Homes Corp. (a)	145,300	1,995
Newell Rubbermaid, Inc.	658,500	9,054
Pulte Homes, Inc.	860,500	9,586
Snap-On, Inc.	157,700	5,827
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp. (a)	1,189,526	$ 3,390
Stanley Furniture Co., Inc.	212,860	2,095
The Stanley Works	190,300	6,230
Whirlpool Corp.	258,700	12,068
		65,827
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.	1,658,900	15,229
Hasbro, Inc.	361,500	10,509
		25,738
Media - 3.1%
Ascent Media Corp. (a)	454,700	11,499
CC Media Holdings, Inc. Class A (a)	1,200,000	6,000
Comcast Corp.:
Class A	2,829,200	44,588
Class A (special) (non-vtg.)	133,500	2,059
DISH Network Corp. Class A (a)	563,300	8,866
Informa PLC	863,200	2,924
Lamar Advertising Co. Class A (a)(d)	257,900	3,912
Liberty Global, Inc. Class A (a)	132,300	2,182
Liberty Media Corp. - Entertainment Class A (a)	724,700	11,668
Live Nation, Inc. (a)(d)	1,442,400	16,227
News Corp. Class A	918,400	9,772
Scripps Networks Interactive, Inc. Class A	622,775	17,687
The DIRECTV Group, Inc. (a)	346,900	7,594
The Walt Disney Co.	209,960	5,438
Time Warner Cable, Inc. (a)	157,800	3,090
Time Warner, Inc.	3,475,500	35,068
		188,574
Multiline Retail - 0.4%
Macy's, Inc.	38,700	476
Target Corp. (d)	542,564	21,768
Tuesday Morning Corp. (a)	819,900	1,837
		24,081
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	601,500	18,767
AnnTaylor Stores Corp. (a)	340,200	4,276
Asbury Automotive Group, Inc.	153,200	498
Collective Brands, Inc. (a)(d)	486,229	6,219
Group 1 Automotive, Inc.	94,000	945
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc. (d)	669,868	$ 15,802
Lowe's Companies, Inc.	1,843,300	40,000
Lumber Liquidators, Inc.	347,900	2,898
MarineMax, Inc. (a)	43,000	100
OfficeMax, Inc.	610,400	4,914
Ross Stores, Inc.	128,300	4,194
Sherwin-Williams Co.	204,030	11,611
Sonic Automotive, Inc. Class A (sub. vtg.)	631,500	3,240
Staples, Inc.	1,075,382	20,895
The Men's Wearhouse, Inc.	959,000	14,663
Tween Brands, Inc. (a)(e)	2,113,500	18,007
		167,029
Textiles, Apparel & Luxury Goods - 0.3%
Adidas-Salomon AG	54,600	1,939
American Apparel, Inc. (a)	1,544,575	9,082
Coach, Inc. (a)	171,900	3,541
VF Corp.	28,450	1,568
		16,130
TOTAL CONSUMER DISCRETIONARY		652,728
CONSUMER STAPLES - 8.4%
Beverages - 1.3%
Anheuser-Busch Companies, Inc.	848,000	52,601
InBev SA	155,400	6,268
PepsiCo, Inc.	98,400	5,610
The Coca-Cola Co.	381,800	16,822
		81,301
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	1,345,600	41,243
Kroger Co.	582,400	15,993
Rite Aid Corp. (a)(d)	4,117,644	2,059
Safeway, Inc.	162,100	3,448
Sysco Corp.	548,500	14,371
The Pantry, Inc. (a)	23,100	509
Walgreen Co.	397,000	10,108
Winn-Dixie Stores, Inc. (a)	2,204,800	33,116
		120,847
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.7%
Bunge Ltd.	89,800	$ 3,449
Cermaq ASA	1,122,100	4,409
Corn Products International, Inc.	578,600	14,072
Global Bio-Chem Technology Group Co. Ltd.	18,384,000	2,562
Leroy Seafood Group ASA	1,000,900	8,774
Marine Harvest ASA (a)(d)	67,032,000	10,827
Nestle SA (Reg.)	315,166	12,253
Ralcorp Holdings, Inc. (a)	302,500	20,473
Smithfield Foods, Inc. (a)(d)	706,600	7,433
Tyson Foods, Inc. Class A	2,074,400	18,130
		102,382
Household Products - 2.3%
Central Garden & Pet Co. (a)	1,512,900	5,114
Clorox Co.	218,400	13,281
Energizer Holdings, Inc. (a)	209,587	10,240
Kimberly-Clark Corp.	460,800	28,242
Procter & Gamble Co.	1,287,400	83,089
		139,966
Personal Products - 0.5%
Avon Products, Inc.	572,700	14,220
Estee Lauder Companies, Inc. Class A	359,500	12,956
		27,176
Tobacco - 0.6%
Imperial Tobacco Group PLC	195,000	5,226
Philip Morris International, Inc.	713,900	31,033
		36,259
TOTAL CONSUMER STAPLES		507,931
ENERGY - 11.1%
Energy Equipment & Services - 4.6%
BJ Services Co.	151,700	1,949
Bristow Group, Inc. (a)	77,000	1,907
Exterran Holdings, Inc. (a)(d)	453,100	10,154
Global Industries Ltd. (a)	3,266,302	8,329
Halliburton Co.	816,600	16,161
Helix Energy Solutions Group, Inc. (a)	329,500	3,480
Hercules Offshore, Inc. (a)	571,700	4,168
Nabors Industries Ltd. (a)	585,582	8,421
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc. (a)	3,596,500	$ 107,499
Parker Drilling Co. (a)	429,100	2,197
Pride International, Inc. (a)	923,800	17,358
Smith International, Inc.	907,400	31,287
Superior Energy Services, Inc. (a)	364,400	7,769
Tidewater, Inc.	455,300	19,856
Weatherford International Ltd. (a)	2,397,200	40,465
		281,000
Oil, Gas & Consumable Fuels - 6.5%
Alpha Natural Resources, Inc. (a)	93,600	3,348
Arch Coal, Inc.	243,300	5,209
Boardwalk Pipeline Partners, LP	808,400	19,402
Cabot Oil & Gas Corp.	23,800	668
Canadian Natural Resources Ltd.	120,500	6,078
Chesapeake Energy Corp.	2,376,600	52,214
Comstock Resources, Inc. (a)	166,900	8,248
Concho Resources, Inc. (a)	157,165	3,340
Denbury Resources, Inc. (a)	499,390	6,347
El Paso Corp.	666,300	6,463
Energy Transfer Equity LP	669,300	13,721
Forest Oil Corp. (a)	74,500	2,176
Foundation Coal Holdings, Inc.	200,200	4,156
Frontier Oil Corp.	288,000	3,804
GMX Resources, Inc. (a)(d)	87,100	3,288
Goodrich Petroleum Corp. (a)(d)	428,722	11,901
Hess Corp.	376,200	22,651
McMoRan Exploration Co. (a)	233,697	3,316
Nexen, Inc.	752,200	11,940
OPTI Canada, Inc. (a)(d)	3,623,700	9,647
Peabody Energy Corp.	184,000	6,350
Penn Virginia Corp.	363,700	13,519
Petrohawk Energy Corp. (a)	2,510,638	47,577
Plains Exploration & Production Co. (a)	185,400	5,228
Quicksilver Resources, Inc. (a)	639,200	6,692
Range Resources Corp.	215,300	9,090
Southwestern Energy Co. (a)	778,037	27,714
Suncor Energy, Inc.	161,500	3,004
Sunoco, Inc.	687,398	20,966
Talisman Energy, Inc.	578,900	5,718
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	1,955,805	$ 40,250
Williams Companies, Inc.	500,900	10,504
		394,529
TOTAL ENERGY		675,529
FINANCIALS - 18.2%
Capital Markets - 4.6%
Affiliated Managers Group, Inc. (a)(d)	140,028	6,494
Ameriprise Financial, Inc.	217,700	4,702
Bank of New York Mellon Corp.	2,174,607	70,892
Bank Sarasin & Co. Ltd. Series B (Reg.)	214,500	6,311
Charles Schwab Corp.	411,240	7,863
EFG International	172,190	3,706
Fortress Investment Group LLC (d)	1,072,600	5,256
Franklin Resources, Inc.	295,300	20,080
Goldman Sachs Group, Inc.	380,983	35,241
Julius Baer Holding AG	306,699	11,992
Merrill Lynch & Co., Inc.	3,111,060	57,835
Morgan Stanley	926,044	16,178
State Street Corp.	565,368	24,509
T. Rowe Price Group, Inc.	159,800	6,318
The Blackstone Group LP	546,600	4,996
		282,373
Commercial Banks - 2.9%
Associated Banc-Corp.	133,200	2,938
Capitol Bancorp Ltd.	353,629	3,621
Fifth Third Bancorp (d)	1,221,500	13,253
M&T Bank Corp.	80,500	6,529
Mitsubishi UFJ Financial Group, Inc.	2,038,900	12,812
National City Corp.	80,700	218
PNC Financial Services Group, Inc.	584,137	38,944
Regions Financial Corp.	468,200	5,192
Sterling Financial Corp., Washington	525,800	4,464
Sumitomo Mitsui Financial Group, Inc.	2,682	10,751
UCBH Holdings, Inc. (d)	552,700	2,918
Wachovia Corp.	2,988,657	19,157
Wells Fargo & Co.	1,119,600	38,122
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wintrust Financial Corp.	371,050	$ 9,499
Zions Bancorp (d)	227,798	8,681
		177,099
Consumer Finance - 0.6%
ACOM Co. Ltd.	307	12
Capital One Financial Corp.	382,100	14,948
Discover Financial Services	53,000	649
Promise Co. Ltd.	814,050	14,611
SLM Corp. (a)	487,500	5,202
		35,422
Diversified Financial Services - 5.8%
Bank of America Corp.	4,761,285	115,080
CIT Group, Inc.	785,500	3,252
Citigroup, Inc.	594,600	8,116
CME Group, Inc.	134,800	38,034
Deutsche Boerse AG	98,700	7,892
IntercontinentalExchange, Inc. (a)	176,600	15,110
JPMorgan Chase & Co.	3,063,500	126,369
Onex Corp. (sub. vtg.)	54,110	936
PICO Holdings, Inc. (a)	1,507,364	37,744
		352,533
Insurance - 2.5%
ACE Ltd.	195,600	11,220
AMBAC Financial Group, Inc.	1,041,200	2,790
Arch Capital Group Ltd. (a)	16,200	1,130
Assurant, Inc.	84,800	2,161
Everest Re Group Ltd.	80,700	6,028
Genworth Financial, Inc. Class A (non-vtg.)	1,079,544	5,225
Hartford Financial Services Group, Inc.	417,520	4,309
LandAmerica Financial Group, Inc. (d)(e)	781,200	7,695
Loews Corp.	261,800	8,694
Maiden Holdings Ltd. (f)	866,542	3,917
MBIA, Inc. (d)	1,443,200	14,187
MetLife, Inc.	1,026,776	34,109
Montpelier Re Holdings Ltd.	577,400	8,263
PartnerRe Ltd.	60,600	4,102
Platinum Underwriters Holdings Ltd.	12,100	384
Prudential Financial, Inc.	306,900	9,207
Reinsurance Group of America, Inc. Class B	193,761	7,177
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	278,000	$ 11,829
W.R. Berkley Corp.	54,600	1,434
XL Capital Ltd. Class A	621,700	6,030
		149,891
Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc.	161,900	2,250
CapitalSource, Inc.	1,892,000	14,001
Chimera Investment Corp.	143,300	413
Developers Diversified Realty Corp.	247,500	3,260
General Growth Properties, Inc.	1,767,406	7,317
Highwoods Properties, Inc. (SBI)	119,998	2,978
Home Properties, Inc.	26,300	1,065
MFA Mortgage Investments, Inc.	1,091,300	6,002
Pennsylvania Real Estate Investment Trust (SBI)	167,100	2,114
ProLogis Trust	352,700	4,938
Senior Housing Properties Trust (SBI)	213,300	4,089
SL Green Realty Corp.	139,400	5,860
UDR, Inc.	240,300	4,748
Vornado Realty Trust	118,900	8,388
		67,423
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	3,385,500	23,732
Jones Lang LaSalle, Inc.	286,000	9,415
		33,147
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (d)	1,158,100	4,493
Washington Federal, Inc.	282,176	4,972
		9,465
TOTAL FINANCIALS		1,107,353
HEALTH CARE - 10.9%
Biotechnology - 3.0%
Amgen, Inc. (a)	947,000	56,716
Biogen Idec, Inc. (a)	270,700	11,518
Cephalon, Inc. (a)(d)	593,900	42,595
Cubist Pharmaceuticals, Inc. (a)	314,600	7,988
DUSA Pharmaceuticals, Inc. (a)(e)	1,426,653	1,555
Genentech, Inc. (a)	169,164	14,030
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genzyme Corp. (a)	16,700	$ 1,217
Gilead Sciences, Inc. (a)	390,213	17,891
Theravance, Inc. (a)(d)	1,880,400	12,749
Vertex Pharmaceuticals, Inc. (a)	745,929	19,551
		185,810
Health Care Equipment & Supplies - 2.0%
Alcon, Inc.	195,600	17,236
American Medical Systems Holdings, Inc. (a)(d)	523,900	5,669
Boston Scientific Corp. (a)	1,131,900	10,221
Covidien Ltd.	763,900	33,833
Immucor, Inc. (a)	173,600	4,609
Integra LifeSciences Holdings Corp. (a)	395,600	14,851
Inverness Medical Innovations, Inc. (a)	233,400	4,470
Kinetic Concepts, Inc. (a)	261,600	6,333
Medtronic, Inc.	169,300	6,828
Smith & Nephew PLC	816,300	7,473
Sonova Holding AG	208,329	8,654
		120,177
Health Care Providers & Services - 2.5%
Brookdale Senior Living, Inc.	1,218,700	10,505
Coventry Health Care, Inc. (a)	230,212	3,036
Express Scripts, Inc. (a)	201,200	12,195
HealthSouth Corp. (a)	716,800	8,989
Humana, Inc. (a)	166,828	4,936
McKesson Corp.	236,300	8,693
Medco Health Solutions, Inc. (a)	440,300	16,709
NightHawk Radiology Holdings, Inc. (a)	248,550	1,141
Patterson Companies, Inc. (a)	282,600	7,158
Pediatrix Medical Group, Inc. (a)	238,500	9,218
PSS World Medical, Inc. (a)	193,297	3,506
Sunrise Senior Living, Inc. (a)(d)	914,200	2,761
Tenet Healthcare Corp. (a)	1,822,600	7,983
UnitedHealth Group, Inc.	924,600	21,941
Universal American Financial Corp. (a)	681,200	6,029
Universal Health Services, Inc. Class B	308,500	12,969
WellPoint, Inc. (a)	317,500	12,341
		150,110
Life Sciences Tools & Services - 0.4%
Bruker BioSciences Corp. (a)	820,400	3,355
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Charles River Laboratories International, Inc. (a)	288,600	$ 10,341
Thermo Fisher Scientific, Inc. (a)	224,600	9,119
		22,815
Pharmaceuticals - 3.0%
Allergan, Inc.	253,200	10,044
Alpharma, Inc. Class A (a)	924,600	28,949
Endo Pharmaceuticals Holdings, Inc. (a)	419,900	7,768
Merck & Co., Inc.	872,405	27,001
Pfizer, Inc.	1,573,025	27,858
Schering-Plough Corp.	1,351,030	19,576
Teva Pharmaceutical Industries Ltd. sponsored ADR	152,500	6,539
Wyeth	1,464,160	47,117
XenoPort, Inc. (a)	242,500	10,090
		184,942
TOTAL HEALTH CARE		663,854
INDUSTRIALS - 12.6%
Aerospace & Defense - 2.4%
Finmeccanica SpA rights 11/7/08 (a)	1,615,300	687
Heico Corp. Class A	117,500	3,298
Honeywell International, Inc.	763,400	23,246
Lockheed Martin Corp.	288,400	24,528
Northrop Grumman Corp.	277,300	13,003
Orbital Sciences Corp. (a)	522,600	10,708
Raytheon Co.	565,500	28,903
United Technologies Corp.	766,800	42,143
		146,516
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	181,800	9,414
FedEx Corp.	162,300	10,610
United Parcel Service, Inc. Class B	287,690	15,184
		35,208
Airlines - 0.9%
AirTran Holdings, Inc. (a)(d)	1,321,300	5,404
Alaska Air Group, Inc. (a)	20,200	499
Delta Air Lines, Inc. (a)(d)	4,642,175	50,971
US Airways Group, Inc. (a)	164,713	1,670
		58,544
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.3%
Masco Corp.	888,200	$ 9,015
Owens Corning (a)	462,025	7,268
		16,283
Commercial Services & Supplies - 1.4%
ACCO Brands Corp. (a)	1,285,000	3,624
Allied Waste Industries, Inc. (a)	1,361,100	14,183
Avery Dennison Corp.	275,500	9,648
Cintas Corp.	294,600	6,982
Consolidated Graphics, Inc. (a)	70,500	917
EnergySolutions, Inc.	838,700	3,783
GeoEye, Inc. (a)	674,061	14,587
R.R. Donnelley & Sons Co.	505,200	8,371
The Brink's Co.	245,385	11,899
Waste Management, Inc.	389,700	12,170
		86,164
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV (NY Shares)	583,100	7,225
Great Lakes Dredge & Dock Corp. (e)	4,529,981	20,294
KBR, Inc.	78,000	1,158
Shaw Group, Inc. (a)	894,600	16,004
URS Corp. (a)	1,346,500	39,574
		84,255
Electrical Equipment - 1.2%
Cooper Industries Ltd. Class A	1,575,573	48,764
JA Solar Holdings Co. Ltd. ADR (a)(d)	711,800	3,417
Renewable Energy Corp. AS (a)	761,600	7,186
Saft Groupe SA	333,500	9,743
Vestas Wind Systems AS (a)	119,400	4,891
		74,001
Industrial Conglomerates - 2.0%
General Electric Co.	4,638,800	90,503
McDermott International, Inc. (a)	611,750	10,479
Rheinmetall AG	34,800	1,081
Siemens AG sponsored ADR	284,100	17,089
Textron, Inc.	181,600	3,214
		122,366
Machinery - 0.9%
CIRCOR International, Inc. (d)	128,000	3,923
Cummins, Inc.	381,200	9,854
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Danaher Corp.	215,700	$ 12,778
Eaton Corp.	129,800	5,789
Ingersoll-Rand Co. Ltd. Class A	255,700	4,718
Navistar International Corp. (a)	377,100	11,358
Vallourec SA	42,600	4,765
		53,185
Marine - 0.1%
Alexander & Baldwin, Inc.	192,600	6,144
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	245,500	21,864
Con-way, Inc.	309,500	10,535
Union Pacific Corp.	445,300	29,733
Universal Truckload Services, Inc. (a)(e)	1,190,900	18,197
YRC Worldwide, Inc. (a)(d)	1,239,823	5,678
		86,007
TOTAL INDUSTRIALS		768,673
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 3.5%
Adtran, Inc.	628,600	9,555
Cisco Systems, Inc. (a)	5,356,000	95,176
Comverse Technology, Inc. (a)	1,739,200	12,644
Corning, Inc.	1,516,300	16,422
Harris Corp.	451,900	16,246
Juniper Networks, Inc. (a)	1,582,000	29,647
Motorola, Inc.	6,299,620	33,829
QUALCOMM, Inc.	42,300	1,618
		215,137
Computers & Peripherals - 2.2%
Apple, Inc. (a)	533,900	57,442
Diebold, Inc.	376,000	11,175
Hewlett-Packard Co.	1,434,900	54,928
International Business Machines Corp.	78,553	7,303
SanDisk Corp. (a)	384,401	3,417
		134,265
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	658,400	18,863
Arrow Electronics, Inc. (a)	525,900	9,177
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc. (a)	1,030,100	$ 17,244
Bell Microproducts, Inc. (a)(e)	1,898,387	1,709
Cogent, Inc. (a)	290,000	2,651
CPI International, Inc. (a)	60,558	597
Ingram Micro, Inc. Class A (a)	786,800	10,488
Itron, Inc. (a)	275,300	13,347
Tyco Electronics Ltd.	604,372	11,749
		85,825
Internet Software & Services - 1.3%
Art Technology Group, Inc. (a)	1,457,100	2,841
Google, Inc. Class A (sub. vtg.) (a)	129,100	46,393
Open Text Corp. (a)	330,080	8,366
VeriSign, Inc. (a)	909,100	19,273
		76,873
IT Services - 2.5%
Accenture Ltd. Class A	1,437,304	47,503
Affiliated Computer Services, Inc. Class A (a)	85,600	3,510
Cognizant Technology Solutions Corp. Class A (a)	347,700	6,676
Lender Processing Services, Inc.	372,565	8,595
MasterCard, Inc. Class A	4,200	621
Perot Systems Corp. Class A (a)	784,800	11,293
Sapient Corp. (a)	1,642,741	9,019
Satyam Computer Services Ltd. sponsored ADR	502,900	7,911
SRA International, Inc. Class A (a)(d)	258,704	4,781
The Western Union Co.	582,394	8,887
Unisys Corp. (a)	2,984,800	4,537
Visa, Inc.	609,600	33,741
WNS Holdings Ltd. sponsored ADR (a)	531,700	4,737
		151,811
Semiconductors & Semiconductor Equipment - 4.4%
Altera Corp.	600,500	10,419
Analog Devices, Inc.	502,700	10,738
Applied Materials, Inc.	2,114,100	27,293
Atmel Corp. (a)	13,361,894	55,452
Axcelis Technologies, Inc. (a)	3,912,100	1,721
Cymer, Inc. (a)	486,900	11,914
Fairchild Semiconductor International, Inc. (a)	851,900	4,839
FormFactor, Inc. (a)	355,379	6,191
International Rectifier Corp. (a)	565,300	8,728
Lam Research Corp. (a)	2,048,393	45,802
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
LTX-Credence Corp. (a)(e)	7,536,843	$ 4,673
Maxim Integrated Products, Inc.	1,726,500	23,480
MEMC Electronic Materials, Inc. (a)	347,700	6,391
Microchip Technology, Inc. (d)	449,600	11,074
National Semiconductor Corp.	736,577	9,701
ON Semiconductor Corp. (a)	3,040,100	15,535
Semitool, Inc. (a)	987,400	5,836
Varian Semiconductor Equipment Associates, Inc. (a)	153,500	3,012
Xilinx, Inc.	383,600	7,066
		269,865
Software - 1.8%
Adobe Systems, Inc. (a)	331,000	8,818
CA, Inc.	404,700	7,204
Cadence Design Systems, Inc. (a)	396,000	1,612
McAfee, Inc. (a)	368,400	11,991
Misys PLC	3,050,400	5,461
Oracle Corp. (a)	1,681,900	30,762
Quest Software, Inc. (a)	1,269,100	16,816
Sourcefire, Inc. (a)(d)	1,204,700	7,638
Symantec Corp. (a)	439,000	5,523
THQ, Inc. (a)	1,573,300	11,721
		107,546
TOTAL INFORMATION TECHNOLOGY		1,041,322
MATERIALS - 3.8%
Chemicals - 2.2%
Airgas, Inc.	179,500	6,886
Albemarle Corp.	357,400	8,703
Arkema sponsored ADR	205,200	4,679
Calgon Carbon Corp. (a)	220,200	2,933
Celanese Corp. Class A	759,600	10,528
CF Industries Holdings, Inc.	51,500	3,306
Hercules, Inc.	351,323	5,906
Lubrizol Corp.	174,100	6,543
Monsanto Co.	346,100	30,796
Solutia, Inc. (a)	1,306,100	12,591
Spartech Corp.	947,800	6,028
Symrise AG	528,400	6,563
The Mosaic Co.	326,300	12,859
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Valspar Corp.	426,300	$ 8,718
W.R. Grace & Co. (a)	339,300	3,057
		130,096
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	121,100	2,771
Pactiv Corp. (a)	656,000	15,455
Rock-Tenn Co. Class A	307,100	9,339
Temple-Inland, Inc.	770,400	4,568
		32,133
Metals & Mining - 1.1%
Alamos Gold, Inc. (a)	1,789,900	7,378
ArcelorMittal SA (NY Shares) Class A	221,300	5,809
Century Aluminum Co. (a)	244,500	3,073
Eldorado Gold Corp. (a)	1,653,400	6,829
Ivanhoe Mines Ltd. (a)	995,400	2,600
Lihir Gold Ltd. (a)	3,291,349	4,105
Newcrest Mining Ltd.	517,012	7,103
Silver Wheaton Corp. (a)	461,700	1,608
Stillwater Mining Co. (a)(d)	690,500	2,734
Timminco Ltd. (a)	784,275	4,423
Titanium Metals Corp. (d)	1,129,600	10,517
United States Steel Corp.	128,000	4,721
Yamana Gold, Inc.	1,735,100	8,274
		69,174
TOTAL MATERIALS		231,403
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	2,072,946	55,493
Cincinnati Bell, Inc. (a)	3,035,400	7,255
Qwest Communications International, Inc.	11,420,057	32,661
Verizon Communications, Inc.	707,632	20,995
		116,404
Wireless Telecommunication Services - 0.0%
Vivo Participacoes SA sponsored ADR	76,825	840
TOTAL TELECOMMUNICATION SERVICES		117,244
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.0%
Electric Utilities - 1.5%
Allegheny Energy, Inc.	169,000	$ 5,095
E.ON AG	170,200	6,511
Edison International	270,900	9,641
Entergy Corp.	203,600	15,891
Exelon Corp.	598,105	32,441
FirstEnergy Corp.	260,500	13,588
PPL Corp.	75,600	2,481
Public Power Corp. of Greece	206,300	2,551
		88,199
Gas Utilities - 0.2%
Equitable Resources, Inc.	310,000	10,760
Questar Corp.	53,900	1,857
		12,617
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	614,300	4,896
NRG Energy, Inc. (a)	1,709,000	39,734
Reliant Energy, Inc. (a)	1,440,800	7,564
		52,194
Multi-Utilities - 0.4%
CMS Energy Corp.	234,100	2,400
Public Service Enterprise Group, Inc.	584,600	16,456
RWE AG	93,900	7,847
		26,703
TOTAL UTILITIES		179,713
TOTAL COMMON STOCKS (Cost $7,871,104)		5,945,750
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.9%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6.75%	48,000	4,616
FINANCIALS - 0.6%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	206,000	4,600
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Commercial Banks - 0.3%
East West Bancorp, Inc. Series A, 8.00%	3,127	$ 3,534
Fifth Third Bancorp 8.50%	59,600	5,974
Huntington Bancshares, Inc. 8.50%	5,400	4,968
UCBH Holdings, Inc. Series B, 8.50%	2,000	2,494
Wachovia Corp. 7.50%	8,100	5,387
		22,357
Diversified Financial Services - 0.2%
CIT Group, Inc. Series C, 8.75%	592,100	12,375
TOTAL FINANCIALS		39,332
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	10,000	5,697
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	161,300	7,744
TOTAL CONVERTIBLE PREFERRED STOCKS		57,389
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Fiat SpA	1,130,500	5,039
TOTAL PREFERRED STOCKS (Cost $85,892)		62,428
Investment Companies - 0.3%

Ares Capital Corp. (Cost $32,167)	2,550,900	20,050
Corporate Bonds - 0.4%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Virgin Media, Inc. 6.5% 11/15/16 (f)	$ 7,720	$ 3,831
FINANCIALS - 0.1%
Insurance - 0.1%
Prudential Financial, Inc. 0.4188% 12/12/36 (g)	4,040	3,878
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Alpharma, Inc. 2.125% 3/15/27	6,570	7,504
TOTAL CONVERTIBLE BONDS		15,213
Nonconvertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 10.125% 12/15/16	19,510	7,511
TOTAL CORPORATE BONDS (Cost $32,231)		22,724
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 1.81% (b)	26,493,378	26,493
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	104,311,181	104,311
TOTAL MONEY MARKET FUNDS (Cost $130,804)		130,804
Cash Equivalents - 0.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Treasury Obligations) # (Cost $19,951)	$ 19,951	$ 19,951
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $8,172,149)		6,201,707
NET OTHER ASSETS - (1.9)%		(112,908)
NET ASSETS - 100%		$ 6,088,799
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,748,000 or 0.1% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$19,951,000 due 11/03/08 at 0.17%
BNP Paribas Securities Corp.	$ 4,762
Banc of America Securities LLC	11,184
Barclays Capital, Inc.	2,533
Credit Suisse Securities (USA) LLC	1,013
Deutsche Bank Securities, Inc.	459
$ 19,951
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,387
Fidelity Securities Lending Cash Central Fund	450
Total	$ 1,837
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bell Microproducts, Inc.	$ -	$ 3,750	$ -	$ -	$ 1,709
DUSA Pharmaceuticals, Inc.	-	1,872	14	-	1,555
Great Lakes Dredge & Dock Corp.	-	31,981	-	-	20,294
LandAmerica Financial Group, Inc.	-	15,713	-	-	7,695
LTX-Credence Corp.	-	14,429	-	-	4,673
Tween Brands, Inc.	-	24,152	-	-	18,007
Universal Truckload Services, Inc.	-	28,875	1,332	-	18,197
Total	$ -	$ 120,772	$ 1,346	$ -	$ 72,130
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,201,707	$ 5,883,172	$ 318,535	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $8,280,811,000. Net unrealized depreciation aggregated $2,079,104,000, of which $182,013,000 related to appreciated investment securities and $2,261,117,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Growth & Income Portfolio -
Growth & Income
Class K

October 31, 2008

1.809089.104

GAI-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.4%
Distributors - 0.7%
Li & Fung Ltd.	27,000,000	$ 54,189
Household Durables - 4.2%
Centex Corp.	3,200,000	39,200
D.R. Horton, Inc.	2,700,000	19,926
KB Home (d)	3,800,000	63,422
Ryland Group, Inc. (d)(e)	2,500,000	46,975
Toll Brothers, Inc. (a)	4,700,000	108,664
Whirlpool Corp. (d)	1,000,000	46,650
		324,837
Media - 2.2%
Central European Media Enterprises Ltd. Class A (a)	700,000	18,697
Comcast Corp. Class A	6,800,000	107,168
Focus Media Holding Ltd. ADR (a)(d)	2,400,000	44,472
		170,337
Specialty Retail - 2.3%
Staples, Inc.	9,000,000	174,870
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc. (a)	1,200,000	24,720
Hanesbrands, Inc. (a)	2,000,000	34,940
Ports Design Ltd.	17,000,000	19,764
		79,424
TOTAL CONSUMER DISCRETIONARY		803,657
CONSUMER STAPLES - 7.8%
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	7,200,000	220,680
X5 Retail Group NV GDR (a)(f)	2,000,000	20,400
		241,080
Food Products - 1.0%
Nestle SA (Reg.)	2,000,000	77,757
Household Products - 3.7%
Procter & Gamble Co.	4,400,000	283,976
TOTAL CONSUMER STAPLES		602,813
ENERGY - 5.4%
Energy Equipment & Services - 1.4%
BJ Services Co.	2,700,000	34,695
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	2,200,000	$ 31,636
Smith International, Inc.	450,000	15,516
Weatherford International Ltd. (a)	1,700,000	28,696
		110,543
Oil, Gas & Consumable Fuels - 4.0%
Arch Coal, Inc.	1,600,000	34,256
Canadian Natural Resources Ltd.	500,000	25,220
EOG Resources, Inc.	950,000	76,874
Occidental Petroleum Corp.	1,800,000	99,972
Plains Exploration & Production Co. (a)	650,000	18,330
Ultra Petroleum Corp. (a)	700,000	32,585
XTO Energy, Inc.	500,000	17,975
		305,212
TOTAL ENERGY		415,755
FINANCIALS - 29.4%
Capital Markets - 3.4%
AP Alternative Assets, L.P. Restricted Depositary Units (a)(f)	4,454,200	15,590
KKR Private Equity Investors, LP (a)	4,229,227	20,850
KKR Private Equity Investors, LP Restricted Depositary Units (a)(f)	6,842,100	33,732
Merrill Lynch & Co., Inc.	2,200,000	40,898
State Street Corp.	3,600,000	156,060
		267,130
Commercial Banks - 3.3%
National City Corp.	9,000,000	24,300
PNC Financial Services Group, Inc.	600,000	40,002
Wachovia Corp.	6,000,000	38,460
Wells Fargo & Co.	4,400,000	149,820
		252,582
Consumer Finance - 2.2%
American Express Co.	3,400,000	93,500
Capital One Financial Corp. (d)	2,000,000	78,240
		171,740
Diversified Financial Services - 9.4%
Bank of America Corp.	18,000,000	435,060
JPMorgan Chase & Co.	7,200,000	297,000
		732,060
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 10.3%
ACE Ltd.	3,300,000	$ 189,288
AMBAC Financial Group, Inc. (d)(e)	15,000,000	40,200
Arch Capital Group Ltd. (a)	600,000	41,850
Assured Guaranty Ltd. (e)	6,400,000	71,872
Everest Re Group Ltd.	975,287	72,854
Hartford Financial Services Group, Inc.	4,000,000	41,280
MBIA, Inc. (d)	3,000,000	29,490
MetLife, Inc.	2,000,000	66,440
PartnerRe Ltd.	600,000	40,614
RenaissanceRe Holdings Ltd.	2,650,000	121,635
W.R. Berkley Corp.	1,500,000	39,405
XL Capital Ltd. Class A	4,400,000	42,680
		797,608
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	4,070,922	28,537
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (d)	4,500,000	17,460
Radian Group, Inc. (d)	3,500,000	12,600
		30,060
TOTAL FINANCIALS		2,279,717
HEALTH CARE - 10.8%
Biotechnology - 4.1%
Amgen, Inc. (a)	1,900,000	113,791
Amylin Pharmaceuticals, Inc. (a)	2,100,000	21,441
Celgene Corp. (a)	1,000,000	64,260
Cephalon, Inc. (a)	400,000	28,688
MannKind Corp. (a)(d)	3,500,000	13,160
Myriad Genetics, Inc. (a)	700,000	44,163
Vertex Pharmaceuticals, Inc. (a)	1,100,000	28,831
		314,334
Health Care Equipment & Supplies - 0.2%
DENTSPLY International, Inc.	500,000	15,190
Health Care Providers & Services - 2.7%
Medco Health Solutions, Inc. (a)	2,600,000	98,670
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	2,700,000	$ 64,071
WellPoint, Inc. (a)	1,200,000	46,644
		209,385
Life Sciences Tools & Services - 1.2%
Illumina, Inc. (a)(d)	1,350,000	41,621
Waters Corp. (a)	1,200,000	52,560
		94,181
Pharmaceuticals - 2.6%
Allergan, Inc.	2,700,000	107,109
Elan Corp. PLC sponsored ADR (a)	3,500,000	26,705
Roche Holding AG (participation certificate)	200,000	30,579
Teva Pharmaceutical Industries Ltd. sponsored ADR	900,000	38,592
		202,985
TOTAL HEALTH CARE		836,075
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	4,600,000	140,070
Airlines - 0.4%
UAL Corp.	2,200,000	32,032
Electrical Equipment - 4.0%
Evergreen Solar, Inc. (a)(d)(e)	10,000,000	37,900
First Solar, Inc. (a)	350,000	50,295
Motech Industries, Inc.	5,000,000	13,400
Q-Cells AG (a)(d)	1,400,000	55,076
Renewable Energy Corp. AS (a)	3,500,000	33,022
SolarWorld AG (d)	2,300,000	57,968
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	3,400,000	59,500
		307,161
Machinery - 1.5%
Eaton Corp.	800,000	35,680
Illinois Tool Works, Inc.	2,500,000	83,475
		119,155
Professional Services - 0.9%
Robert Half International, Inc.	3,500,000	66,045
TOTAL INDUSTRIALS		664,463
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 23.6%
Communications Equipment - 4.7%
Cisco Systems, Inc. (a)	12,000,000	$ 213,240
Corning, Inc. (d)	12,000,000	129,960
Juniper Networks, Inc. (a)	980,600	18,376
		361,576
Computers & Peripherals - 4.2%
Apple, Inc. (a)	1,200,000	129,108
Hewlett-Packard Co.	5,100,000	195,228
		324,336
Electronic Equipment & Components - 0.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	25,300,000	61,361
Internet Software & Services - 2.8%
Google, Inc. Class A (sub. vtg.) (a)	615,000	221,006
IT Services - 4.8%
Accenture Ltd. Class A	2,600,000	85,930
Cognizant Technology Solutions Corp. Class A (a)	8,000,000	153,600
Infosys Technologies Ltd. sponsored ADR	1,300,000	38,116
Satyam Computer Services Ltd. sponsored ADR	2,700,000	42,471
Visa, Inc.	950,000	52,583
		372,700
Semiconductors & Semiconductor Equipment - 5.7%
Applied Materials, Inc.	6,500,000	83,915
ARM Holdings PLC	54,000,000	84,182
ASML Holding NV (NY Shares)	4,000,000	70,200
MediaTek, Inc.	4,040,000	36,254
MEMC Electronic Materials, Inc. (a)	4,500,000	82,710
Taiwan Semiconductor Manufacturing Co. Ltd.	58,000,000	84,402
		441,663
Software - 0.6%
Autonomy Corp. PLC (a)	3,000,000	47,561
TOTAL INFORMATION TECHNOLOGY		1,830,203
MATERIALS - 1.5%
Chemicals - 1.1%
Monsanto Co.	900,000	80,082
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.4%
ArcelorMittal SA (NY Shares) Class A (d)	450,000	$ 11,813
Timminco Ltd. (a)(d)	3,800,000	21,430
		33,243
TOTAL MATERIALS		113,325
UTILITIES - 2.4%
Electric Utilities - 2.4%
Entergy Corp.	1,000,000	78,050
Exelon Corp.	2,000,000	108,480
		186,530
TOTAL COMMON STOCKS (Cost $10,553,160)		7,732,538
Money Market Funds - 3.5%

Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c) (Cost $273,410)	273,409,997	273,410
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $10,826,570)		8,005,948
NET OTHER ASSETS - (3.4)%		(261,166)
NET ASSETS - 100%		$ 7,744,782
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,722,000 or 0.9% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 77
Fidelity Securities Lending Cash Central Fund	2,411
Total	$ 2,488
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMBAC Financial Group, Inc.	$ 52,920	$ 8,577	$ 30,601	$ 210	$ 40,200
Assured Guaranty Ltd.	68,760	5,545	-	270	71,872
Evergreen Solar, Inc.	84,060	3,942	-	-	37,900
Ryland Group, Inc.	51,475	-	-	300	46,975
Total	$ 257,215	$ 18,064	$ 30,601	$ 780	$ 196,947
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,005,948	$ 7,491,268	$ 514,680	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $10,922,739,000. Net unrealized depreciation aggregated $2,916,791,000, of which $465,929,000 related to appreciated investment securities and $3,382,720,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Leveraged Company
Stock Fund
Leveraged Company Stock
Class K

October 31, 2008

1.809078.104

LSF-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co. (a)	564,063	$ 5,031
WABCO Holdings, Inc.	211,533	3,886
		8,917
Automobiles - 0.2%
Daimler AG	209,400	7,224
Diversified Consumer Services - 3.4%
Carriage Services, Inc. Class A (a)	266,200	634
Service Corp. International (e)	17,505,900	120,791
Stewart Enterprises, Inc. Class A (d)	1,515,242	7,834
		129,259
Hotels, Restaurants & Leisure - 0.9%
Bally Technologies, Inc. (a)(d)	852,360	18,880
Penn National Gaming, Inc. (a)	537,836	10,359
The Steak n Shake Co. (a)(d)	659,400	3,396
		32,635
Household Durables - 1.0%
Lennar Corp. Class A (d)	983,400	7,612
Newell Rubbermaid, Inc.	2,332,300	32,069
		39,681
Leisure Equipment & Products - 0.2%
Callaway Golf Co. (d)	870,287	9,103
Media - 1.5%
Charter Communications, Inc. Class A (a)(d)	12,399,171	5,456
Cinemark Holdings, Inc.	1,554,497	12,887
Comcast Corp. Class A	2,352,400	37,074
Gray Television, Inc.	1,995,535	998
Knology, Inc. (a)	113,144	548
Nexstar Broadcasting Group, Inc. Class A (a)	1,130,500	1,345
		58,308
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc. (a)	1,652,320	34,038
TOTAL CONSUMER DISCRETIONARY		319,165
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 1.8%
Koninklijke Ahold NV sponsored ADR	2,484,960	26,465
Kroger Co.	339,300	9,317
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc.	783,800	$ 16,671
SUPERVALU, Inc.	1,203,045	17,131
		69,584
Food Products - 2.1%
Corn Products International, Inc.	894,019	21,743
Darling International, Inc. (a)	2,498,930	18,842
Dean Foods Co. (a)	989,600	21,633
Pilgrims Pride Corp. Class B (d)	3,505,885	3,856
Smithfield Foods, Inc. (a)(d)	1,321,976	13,907
		79,981
Personal Products - 0.1%
Revlon, Inc. (a)	523,576	6,225
TOTAL CONSUMER STAPLES		155,790
ENERGY - 32.5%
Energy Equipment & Services - 6.2%
Exterran Holdings, Inc. (a)(d)(e)	3,835,627	85,956
Grey Wolf, Inc. (a)(e)	10,589,450	67,984
Hercules Offshore, Inc. (a)	1,861,231	13,568
National Oilwell Varco, Inc. (a)	334,890	10,010
Noble Corp.	524,700	16,901
Oil States International, Inc. (a)	270,700	6,261
Parker Drilling Co. (a)	1,200,000	6,144
Petroleum Geo-Services ASA sponsored ADR (a)	1,408,677	7,114
Pride International, Inc. (a)	346,100	6,503
Rowan Companies, Inc.	321,100	5,825
Schoeller-Bleckmann Oilfield Equipment AG	387,300	13,748
		240,014
Oil, Gas & Consumable Fuels - 26.3%
Alpha Natural Resources, Inc. (a)	2,635,096	94,257
Arch Coal, Inc.	688,255	14,736
Chesapeake Energy Corp.	3,868,600	84,993
CONSOL Energy, Inc.	573,200	17,993
El Paso Corp.	13,676,376	132,661
Forest Oil Corp. (a)(d)(e)	4,814,100	140,612
Frontier Oil Corp.	2,172,600	28,700
General Maritime Corp. (e)	2,649,200	40,135
Hess Corp.	502,534	30,258
Mariner Energy, Inc. (a)	2,721,653	39,165
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.	763,200	$ 12,114
OPTI Canada, Inc. (a)	1,111,300	2,958
Overseas Shipholding Group, Inc. (e)	1,987,810	74,702
Paladin Energy Ltd. (a)	2,042,400	3,127
Peabody Energy Corp.	3,707,813	127,957
Plains Exploration & Production Co. (a)	360,660	10,171
Ship Finance International Ltd.:
(Norway)	33,099	398
(NY Shares)	1,275,051	17,404
Teekay Corp.	3,343,200	71,377
Valero Energy Corp.	667,900	13,745
Western Refining, Inc. (d)	973,900	6,496
Williams Companies, Inc.	1,784,400	37,419
XTO Energy, Inc.	271,645	9,766
		1,011,144
TOTAL ENERGY		1,251,158
FINANCIALS - 2.3%
Capital Markets - 0.2%
State Street Corp.	194,900	8,449
Commercial Banks - 1.7%
KeyCorp	4,436,638	54,260
PNC Financial Services Group, Inc.	157,200	10,481
		64,741
Diversified Financial Services - 0.3%
Bank of America Corp.	410,300	9,917
CIT Group, Inc. (d)	334,900	1,386
		11,303
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	553,200	3,878
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	5,535,200	343
		343
TOTAL FINANCIALS		88,714
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 8.1%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	392,187	$ 616
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	430,100	26,017
Beckman Coulter, Inc.	304,200	15,186
Hospira, Inc. (a)	361,900	10,068
Inverness Medical Innovations, Inc. (a)	518,708	9,933
		61,204
Health Care Providers & Services - 6.5%
Community Health Systems, Inc. (a)(d)	1,862,829	38,188
DaVita, Inc. (a)	1,642,600	93,218
Rural/Metro Corp. (a)	834,200	1,485
Sun Healthcare Group, Inc. (a)	1,205,054	13,834
Tenet Healthcare Corp. (a)	23,350,883	102,277
		249,002
TOTAL HEALTH CARE		310,822
INDUSTRIALS - 14.7%
Aerospace & Defense - 0.9%
American Science & Engineering, Inc.	260,091	16,360
Teledyne Technologies, Inc. (a)	368,594	16,797
		33,157
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	179,465	1,362
Airlines - 2.4%
AirTran Holdings, Inc. (a)(d)	861,500	3,524
AMR Corp. (a)	670,630	6,847
Delta Air Lines, Inc. (a)(d)	7,062,641	77,548
UAL Corp.	280,400	4,083
		92,002
Building Products - 2.0%
Owens Corning (a)(d)	4,928,290	77,522
Owens Corning warrants 10/31/13 (a)	406,600	1,017
		78,539
Commercial Services & Supplies - 4.5%
Allied Waste Industries, Inc. (a)	5,612,500	58,482
Cenveo, Inc. (a)(d)(e)	3,858,300	18,636
Deluxe Corp.	1,473,836	17,922
Republic Services, Inc.	744,750	17,651
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	244,500	$ 11,856
Waste Management, Inc.	1,494,300	46,667
		171,214
Construction & Engineering - 0.1%
Great Lakes Dredge & Dock Corp.	429,400	1,924
Layne Christensen Co. (a)	72,376	1,902
		3,826
Electrical Equipment - 1.5%
Baldor Electric Co. (d)	404,900	7,110
Belden, Inc. (d)	1,270,366	26,474
Emerson Electric Co.	389,900	12,761
General Cable Corp. (a)(d)	197,700	3,377
JA Solar Holdings Co. Ltd. ADR (a)(d)	575,300	2,761
Sunpower Corp. Class B (a)	178,606	5,289
		57,772
Industrial Conglomerates - 0.1%
Tyco International Ltd.	167,400	4,232
Machinery - 1.9%
Accuride Corp. (a)	1,384,197	443
Badger Meter, Inc.	328,461	8,277
Cummins, Inc.	824,000	21,300
Dynamic Materials Corp.	541,040	10,280
Eaton Corp.	125,600	5,602
FreightCar America, Inc.	51,247	1,338
John Bean Technologies Corp. (a)	26,049	218
Middleby Corp. (a)(d)	627,529	25,346
Thermadyne Holdings Corp. (a)	64,900	585
Timken Co.	92,800	1,474
		74,863
Marine - 1.2%
Excel Maritime Carriers Ltd. (d)	122,900	1,406
Genco Shipping & Trading Ltd. (d)	1,233,223	25,713
Navios Maritime Holdings, Inc.	4,711,986	13,146
OceanFreight, Inc.	740,600	4,888
		45,153
Trading Companies & Distributors - 0.0%
H&E Equipment Services, Inc. (a)	12,900	74
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	215,300	$ 2,310
TOTAL INDUSTRIALS		564,504
INFORMATION TECHNOLOGY - 9.0%
Electronic Equipment & Components - 3.0%
Avnet, Inc. (a)	298,600	4,999
Bell Microproducts, Inc. (a)	623,761	561
Cogent, Inc. (a)(d)	1,966,117	17,970
DDi Corp. (a)	295,899	1,325
Flextronics International Ltd. (a)	13,177,863	55,083
Merix Corp. (a)(e)	1,545,123	881
TTM Technologies, Inc. (a)	1,402,619	10,043
Tyco Electronics Ltd.	631,050	12,268
Viasystems Group, Inc. (a)	775,300	6,978
Viasystems Group, Inc. (a)(h)	625,780	5,632
		115,740
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	194,300	4,119
IT Services - 1.1%
CACI International, Inc. Class A (a)	348,000	14,331
Cognizant Technology Solutions Corp. Class A (a)	56,200	1,079
SAIC, Inc. (a)	1,381,400	25,514
		40,924
Semiconductors & Semiconductor Equipment - 4.8%
Amkor Technology, Inc. (a)	5,242,218	21,283
Atmel Corp. (a)	3,251,942	13,496
Cypress Semiconductor Corp. (a)	651,200	3,263
Infineon Technologies AG sponsored ADR (a)	4,881,700	15,280
Intel Corp.	693,100	11,090
ON Semiconductor Corp. (a)(d)(e)	23,079,802	117,938
Spansion, Inc. Class A (a)	7,119,753	4,414
		186,764
TOTAL INFORMATION TECHNOLOGY		347,547
MATERIALS - 9.3%
Chemicals - 4.8%
Agrium, Inc.	344,200	13,179
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Albemarle Corp.	1,177,906	$ 28,682
Arch Chemicals, Inc.	344,342	9,769
Celanese Corp. Class A	4,687,200	64,965
FMC Corp.	60,100	2,617
Georgia Gulf Corp.	1,613,584	3,711
H.B. Fuller Co.	2,097,910	37,070
Nalco Holding Co.	894,300	12,628
NOVA Chemicals Corp. (d)	544,200	7,063
Phosphate Holdings, Inc. (h)	307,500	4,951
Pliant Corp. (a)	567	0
Solutia, Inc. (a)	156,500	1,509
		186,144
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	355,202	10,802
Temple-Inland, Inc.	265,400	1,574
		12,376
Metals & Mining - 3.7%
Compass Minerals International, Inc.	39,100	2,148
Freeport-McMoRan Copper & Gold, Inc. Class B	4,746,979	138,137
Ormet Corp. (a)	330,000	578
Ormet Corp. (a)(h)	1,075,000	1,693
		142,556
Paper & Forest Products - 0.5%
Domtar Corp. (a)	2,059,700	5,108
Neenah Paper, Inc.	518,300	4,680
Weyerhaeuser Co.	194,300	7,426
		17,214
TOTAL MATERIALS		358,290
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.2%
PAETEC Holding Corp. (a)	2,980,233	2,682
Qwest Communications International, Inc.	2,403,500	6,874
		9,556
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.9%
Centennial Communications Corp. Class A (a)	827,032	$ 2,944
Syniverse Holdings, Inc. (a)	1,638,827	30,810
		33,754
TOTAL TELECOMMUNICATION SERVICES		43,310
UTILITIES - 3.0%
Gas Utilities - 0.3%
Equitable Resources, Inc.	28,900	1,003
ONEOK, Inc.	317,600	10,131
		11,134
Independent Power Producers & Energy Traders - 2.7%
AES Corp. (a)	9,357,733	74,581
Calpine Corp. (a)	926,200	10,837
Dynegy, Inc. Class A (a)	1,987,000	7,233
Mirant Corp. (a)(d)	714,500	12,518
		105,169
TOTAL UTILITIES		116,303
TOTAL COMMON STOCKS (Cost $5,372,708)		3,555,603
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	62,300	1,302
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	531,215	2,604
TOTAL FINANCIALS		3,906
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00%	5,008	$ 25
TOTAL PREFERRED STOCKS (Cost $45,367)		3,931
Corporate Bonds - 2.3%
	Principal Amount (000s)
Convertible Bonds - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
ICO North America, Inc. 7.5% 8/15/09 (h)	$ 16,839	8,420
Nonconvertible Bonds - 2.1%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
MGM Mirage, Inc. 13% 11/15/13 (f)	10,250	9,456
Station Casinos, Inc.:
6% 4/1/12	940	329
7.75% 8/15/16	3,310	1,109
		10,894
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp.:
6.625% 1/15/16	2,805	2,191
6.875% 1/15/16	2,805	2,202
El Paso Energy Corp.:
7.75% 1/15/32	8,985	6,215
7.8% 8/1/31	1,960	1,421
Forest Oil Corp. 7.25% 6/15/19	1,340	905
Range Resources Corp.:
7.25% 5/1/18	560	442
7.5% 10/1/17	1,120	904
		14,280
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - 1.0%
Consumer Finance - 0.1%
General Motors Acceptance Corp.:
6.75% 12/1/14	$ 4,285	$ 2,164
6.875% 8/28/12	2,140	1,171
		3,335
Thrifts & Mortgage Finance - 0.9%
Residential Capital LLC 9.625% 5/15/15 (f)	140,932	35,938
TOTAL FINANCIALS		39,273
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(f)	4,145	52
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	7,000	70
		122
Building Products - 0.0%
Owens Corning 7% 12/1/36	1,115	706
TOTAL INDUSTRIALS		828
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. 10.125% 12/15/16	8,505	3,274
NXP BV 9.5% 10/15/15	9,740	3,336
		6,610
MATERIALS - 0.2%
Chemicals - 0.0%
Georgia Gulf Corp. 9.5% 10/15/14	3,519	1,513
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	7,000	5,443
TOTAL MATERIALS		6,956
TOTAL NONCONVERTIBLE BONDS		78,841
TOTAL CORPORATE BONDS (Cost $144,191)		87,261
Floating Rate Loans - 0.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Venetian Macau Ltd. Tranche B, term loan:
6.02% 5/26/12 (g)	$ 410	$ 256
6.02% 5/26/13 (g)	710	444
		700
Media - 0.2%
Univision Communications, Inc. Tranche 1LN, term loan 5.25% 9/29/14 (g)	13,885	7,498
TOTAL CONSUMER DISCRETIONARY		8,198
INDUSTRIALS - 0.1%
Airlines - 0.0%
Delta Air Lines, Inc. Tranche 2LN, term loan 5.8313% 4/30/14 (g)	695	410
Trading Companies & Distributors - 0.1%
VWR Funding, Inc. term loan 5.6713% 6/29/14 (g)	4,690	3,330
TOTAL INDUSTRIALS		3,740
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. term loan 5.47% 12/1/13 (g)	5,745	3,849
MATERIALS - 0.2%
Chemicals - 0.2%
Georgia Gulf Corp. term loan 9.045% 10/3/13 (g)	4,940	3,927
Solutia, Inc. term loan 9.045% 2/28/14 (g)	4,400	3,641
		7,568
TOTAL FLOATING RATE LOANS (Cost $27,222)		23,355
Money Market Funds - 9.0%
	Shares
Fidelity Cash Central Fund, 1.81% (b)	204,799,130	204,799
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	139,478,726	139,479
TOTAL MONEY MARKET FUNDS (Cost $344,278)		344,278
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $749)	64,750,000	$ 1,376
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $5,934,515)		4,015,804
NET OTHER ASSETS - (4.3)%		(165,235)
NET ASSETS - 100%		$ 3,850,569
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,446,000 or 1.2% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,696,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 8/15/08	$ 17,007
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Phosphate Holdings, Inc.	1/25/08	$ 9,994
Viasystems Group, Inc.	2/13/04	$ 12,594
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 855
Fidelity Securities Lending Cash Central Fund	1,105
Total	$ 1,960
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Science & Engineering, Inc.	$ 28,830	$ -	$ 16,526	$ 92	$ -
Cenveo, Inc.	35,651	-	-	-	18,636
Exterran Holdings, Inc.	239,059	-	7,358	-	85,956
Forest Oil Corp.	274,548	-	-	-	140,612
General Maritime Corp.	76,757	-	2,421	1,425	40,135
Grey Wolf, Inc.	90,434	-	-	-	67,984
H.B. Fuller Co.	74,575	-	14,979	138	-
Merix Corp.	3,059	-	-	-	881
OceanFreight, Inc.	14,375	-	-	570	-
ON Semiconductor Corp.	216,719	-	-	-	117,938
Overseas Shipholding Group, Inc.	158,169	-	1,357	879	74,702
Service Corp. International	167,531	-	-	700	120,791
Total	$ 1,379,707	$ -	$ 42,641	$ 3,804	$ 667,635
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,015,804	$ 3,868,305	$ 146,123	$ 1,376
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 1,457
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(81)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 1,376

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $5,933,132,000. Net unrealized depreciation aggregated $1,917,328,000, of which $310,654,000 related to appreciated investment securities and $2,227,982,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Real Estate Fund

October 31, 2008

1.809077.104

IRE-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 14.0%
CFS Retail Property Trust (d)	4,608,123	$ 6,195,279
Charter Hall Group unit	4,581,676	1,361,750
DEXUS Property Group unit	4,123,485	2,053,831
Goodman Group unit	1,766,615	1,115,767
Stockland Corp. Ltd. unit	2,432,106	6,536,689
The GPT Group unit (e)	319,378	158,038
Westfield Group unit	2,658,771	29,349,977
TOTAL AUSTRALIA		46,771,331
Bermuda - 0.3%
HKC Holdings Ltd.	19,559,000	1,077,471
Brazil - 0.2%
Iguatemi Empresa de Shopping Centers SA	156,000	728,029
Cayman Islands - 0.4%
New World China Land Ltd. (d)	7,158,200	1,225,869
China - 0.7%
China Resources Land Ltd.	2,156,000	2,182,387
Finland - 1.8%
Citycon Oyj	2,573,403	6,099,048
France - 9.6%
Societe de la Tour Eiffel	42,800	2,413,769
Unibail-Rodamco	198,417	29,759,511
TOTAL FRANCE		32,173,280
Germany - 0.6%
DIC Asset AG	274,460	2,095,744
Greece - 3.1%
Babis Vovos International Technical SA (a)	548,830	10,287,401
Hong Kong - 18.2%
China Overseas Land & Investment Ltd.	7,232,000	8,166,812
Hang Lung Properties Ltd.	5,299,000	12,947,991
Hong Kong Land Holdings Ltd.	2,418,000	6,575,770
Kerry Properties Ltd.	706,411	1,774,525
Link (REIT)	2,928,915	5,236,913
New World Development Co. Ltd.	6,133,000	5,105,285
Sino Land Co.	3,114,174	2,737,904
Sun Hung Kai Properties Ltd.	2,097,000	18,371,915
TOTAL HONG KONG		60,917,115
Italy - 0.7%
Immobiliare Grande Distribuzione SpA	1,817,700	2,454,405
Common Stocks - continued
	Shares	Value
Japan - 24.4%
Aeon Mall Co. Ltd.	72,100	$ 1,779,762
Japan Real Estate Investment Corp.	400	3,541,860
Kenedix Realty Investment Corp.	1,916	2,776,841
Mitsubishi Estate Co. Ltd.	1,610,000	28,758,533
Mitsui Fudosan Co. Ltd.	1,358,000	23,686,757
Nippon Building Fund, Inc.	1,491	14,326,277
NTT Urban Development Co.	2,627	2,694,926
ORIX JREIT, Inc.	838	3,841,344
TOTAL JAPAN		81,406,300
Netherlands - 3.5%
Corio NV	102,000	5,450,855
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	185,432	6,140,526
TOTAL NETHERLANDS		11,591,381
Philippines - 0.7%
Ayala Land, Inc.	11,036,760	1,333,679
Filinvest Land, Inc.	131,214,000	1,128,723
TOTAL PHILIPPINES		2,462,402
Singapore - 4.9%
Ascendas Real Estate Investment Trust (A-REIT)	3,492,000	3,885,816
CapitaCommercial Trust (REIT)	2,319,000	1,593,102
CapitaLand Ltd.	2,916,900	5,845,954
CapitaMall Trust	3,748,000	4,970,253
TOTAL SINGAPORE		16,295,125
United Kingdom - 12.8%
Big Yellow Group PLC (d)	524,900	2,276,683
British Land Co. PLC	872,600	8,700,137
Hammerson PLC	773,500	8,913,889
Land Securities Group PLC	778,600	13,819,020
Liberty International PLC (d)	514,000	5,718,384
Unite Group PLC	1,417,900	3,440,616
TOTAL UNITED KINGDOM		42,868,729
TOTAL COMMON STOCKS (Cost $540,986,417)		320,636,017
Money Market Funds - 6.1%
	Shares	Value
Fidelity Cash Central Fund, 1.81% (b)	13,412,622	$ 13,412,622
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	7,160,000	7,160,000
TOTAL MONEY MARKET FUNDS (Cost $20,572,622)		20,572,622
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $561,559,039)		341,208,639
NET OTHER ASSETS - (2.0)%		(6,820,179)
NET ASSETS - 100%		$ 334,388,460
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $158,038 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
The GPT Group unit	10/24/08	$ 118,722
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 89,543
Fidelity Securities Lending Cash Central Fund	115,199
Total	$ 204,742
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 341,208,639	$ 23,763,053	$ 317,445,586	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $570,753,624. Net unrealized depreciation aggregated $229,544,985, of which $2,050,329 related to appreciated investment securities and $231,595,314 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor International
Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2008

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity International Real Estate Fund

1.859110.101

AIRE-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 14.0%
CFS Retail Property Trust (d)	4,608,123	$ 6,195,279
Charter Hall Group unit	4,581,676	1,361,750
DEXUS Property Group unit	4,123,485	2,053,831
Goodman Group unit	1,766,615	1,115,767
Stockland Corp. Ltd. unit	2,432,106	6,536,689
The GPT Group unit (e)	319,378	158,038
Westfield Group unit	2,658,771	29,349,977
TOTAL AUSTRALIA		46,771,331
Bermuda - 0.3%
HKC Holdings Ltd.	19,559,000	1,077,471
Brazil - 0.2%
Iguatemi Empresa de Shopping Centers SA	156,000	728,029
Cayman Islands - 0.4%
New World China Land Ltd. (d)	7,158,200	1,225,869
China - 0.7%
China Resources Land Ltd.	2,156,000	2,182,387
Finland - 1.8%
Citycon Oyj	2,573,403	6,099,048
France - 9.6%
Societe de la Tour Eiffel	42,800	2,413,769
Unibail-Rodamco	198,417	29,759,511
TOTAL FRANCE		32,173,280
Germany - 0.6%
DIC Asset AG	274,460	2,095,744
Greece - 3.1%
Babis Vovos International Technical SA (a)	548,830	10,287,401
Hong Kong - 18.2%
China Overseas Land & Investment Ltd.	7,232,000	8,166,812
Hang Lung Properties Ltd.	5,299,000	12,947,991
Hong Kong Land Holdings Ltd.	2,418,000	6,575,770
Kerry Properties Ltd.	706,411	1,774,525
Link (REIT)	2,928,915	5,236,913
New World Development Co. Ltd.	6,133,000	5,105,285
Sino Land Co.	3,114,174	2,737,904
Sun Hung Kai Properties Ltd.	2,097,000	18,371,915
TOTAL HONG KONG		60,917,115
Italy - 0.7%
Immobiliare Grande Distribuzione SpA	1,817,700	2,454,405
Common Stocks - continued
	Shares	Value
Japan - 24.4%
Aeon Mall Co. Ltd.	72,100	$ 1,779,762
Japan Real Estate Investment Corp.	400	3,541,860
Kenedix Realty Investment Corp.	1,916	2,776,841
Mitsubishi Estate Co. Ltd.	1,610,000	28,758,533
Mitsui Fudosan Co. Ltd.	1,358,000	23,686,757
Nippon Building Fund, Inc.	1,491	14,326,277
NTT Urban Development Co.	2,627	2,694,926
ORIX JREIT, Inc.	838	3,841,344
TOTAL JAPAN		81,406,300
Netherlands - 3.5%
Corio NV	102,000	5,450,855
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	185,432	6,140,526
TOTAL NETHERLANDS		11,591,381
Philippines - 0.7%
Ayala Land, Inc.	11,036,760	1,333,679
Filinvest Land, Inc.	131,214,000	1,128,723
TOTAL PHILIPPINES		2,462,402
Singapore - 4.9%
Ascendas Real Estate Investment Trust (A-REIT)	3,492,000	3,885,816
CapitaCommercial Trust (REIT)	2,319,000	1,593,102
CapitaLand Ltd.	2,916,900	5,845,954
CapitaMall Trust	3,748,000	4,970,253
TOTAL SINGAPORE		16,295,125
United Kingdom - 12.8%
Big Yellow Group PLC (d)	524,900	2,276,683
British Land Co. PLC	872,600	8,700,137
Hammerson PLC	773,500	8,913,889
Land Securities Group PLC	778,600	13,819,020
Liberty International PLC (d)	514,000	5,718,384
Unite Group PLC	1,417,900	3,440,616
TOTAL UNITED KINGDOM		42,868,729
TOTAL COMMON STOCKS (Cost $540,986,417)		320,636,017
Money Market Funds - 6.1%
	Shares	Value
Fidelity Cash Central Fund, 1.81% (b)	13,412,622	$ 13,412,622
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	7,160,000	7,160,000
TOTAL MONEY MARKET FUNDS (Cost $20,572,622)		20,572,622
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $561,559,039)		341,208,639
NET OTHER ASSETS - (2.0)%		(6,820,179)
NET ASSETS - 100%		$ 334,388,460
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $158,038 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
The GPT Group unit	10/24/08	$ 118,722
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 89,543
Fidelity Securities Lending Cash Central Fund	115,199
Total	$ 204,742
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 341,208,639	$ 23,763,053	$ 317,445,586	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $570,753,624. Net unrealized depreciation aggregated $229,544,985, of which $2,050,329 related to appreciated investment securities and $231,595,314 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® OTC Portfolio

October 31, 2008

1.809071.104

OTC-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	65,100	$ 4,525
Coinstar, Inc. (a)	209,400	5,024
Corinthian Colleges, Inc. (a)	144,200	2,059
Strayer Education, Inc.	19,600	4,435
		16,043
Hotels, Restaurants & Leisure - 1.4%
Brinker International, Inc.	632,900	5,886
Buffalo Wild Wings, Inc. (a)(d)	246,091	6,959
California Pizza Kitchen, Inc. (a)	194,023	1,896
Darden Restaurants, Inc.	1,015,200	22,507
Red Robin Gourmet Burgers, Inc. (a)	699,300	10,622
Starbucks Corp. (a)	152,000	1,996
Texas Roadhouse, Inc. Class A (a)(d)	690,100	4,845
		54,711
Household Durables - 0.5%
Pulte Homes, Inc.	808,900	9,011
Tempur-Pedic International, Inc. (d)	1,184,800	9,253
		18,264
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	1,029,500	58,929
Gaiam, Inc. Class A (a)	491,400	4,029
		62,958
Media - 3.1%
Comcast Corp. Class A	4,841,200	76,297
CTC Media, Inc. (a)	68,287	505
The DIRECTV Group, Inc. (a)	912,300	19,970
The Walt Disney Co.	631,600	16,358
VisionChina Media, Inc. ADR (d)	957,400	7,659
		120,789
Multiline Retail - 0.4%
Golden Eagle Retail Group Ltd. (H Shares)	1,133,000	592
Kohl's Corp. (a)	454,800	15,977
		16,569
Specialty Retail - 2.4%
American Eagle Outfitters, Inc.	596,800	6,636
Citi Trends, Inc. (a)	341,557	5,714
Gymboree Corp. (a)	506,200	13,090
Lowe's Companies, Inc.	203,200	4,409
Staples, Inc.	1,523,800	29,607
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Children's Place Retail Stores, Inc. (a)	425,100	$ 14,211
Urban Outfitters, Inc. (a)(d)	825,300	17,942
		91,609
Textiles, Apparel & Luxury Goods - 2.0%
American Apparel, Inc. (a)(d)	2,319,513	13,639
Deckers Outdoor Corp. (a)(d)	408,300	34,648
Iconix Brand Group, Inc. (a)	337,600	3,676
Lululemon Athletica, Inc. (a)(d)	1,217,873	17,257
Provogue (India) Ltd. (e)	5,534,995	6,789
		76,009
TOTAL CONSUMER DISCRETIONARY		456,952
CONSUMER STAPLES - 1.3%
Beverages - 0.2%
Central European Distribution Corp. (a)(d)	273,700	7,880
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	470,600	26,829
Wal-Mart Stores, Inc.	135,800	7,579
		34,408
Food Products - 0.2%
Nestle SA sponsored ADR	198,600	7,636
TOTAL CONSUMER STAPLES		49,924
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Alpha Natural Resources, Inc. (a)	227,900	8,152
Chesapeake Energy Corp.	1,175,975	25,836
EOG Resources, Inc.	54,000	4,370
Foundation Coal Holdings, Inc.	207,300	4,304
Peabody Energy Corp.	114,400	3,948
Petrohawk Energy Corp. (a)	185,200	3,510
Range Resources Corp.	123,800	5,227
Southwestern Energy Co. (a)	378,900	13,496
		68,843
FINANCIALS - 6.3%
Capital Markets - 2.9%
Charles Schwab Corp.	1,908,700	36,494
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	80,100	$ 7,409
Merrill Lynch & Co., Inc.	1,311,600	24,383
Morgan Stanley	559,800	9,780
State Street Corp.	136,300	5,909
T. Rowe Price Group, Inc.	742,500	29,358
		113,333
Commercial Banks - 0.4%
PNC Financial Services Group, Inc.	61,400	4,094
Signature Bank, New York (a)	78,200	2,548
Wells Fargo & Co.	137,300	4,675
Zions Bancorp	96,087	3,662
		14,979
Consumer Finance - 0.0%
SLM Corp. (a)	246,600	2,631
Diversified Financial Services - 2.7%
Bank of America Corp.	384,700	9,298
Citigroup, Inc.	674,600	9,208
CME Group, Inc.	248,900	70,227
JPMorgan Chase & Co.	377,100	15,555
		104,288
Insurance - 0.3%
Arch Capital Group Ltd. (a)	54,300	3,787
Fidelity National Financial, Inc. Class A	446,100	4,019
The First American Corp.	181,100	3,696
		11,502
Real Estate Investment Trusts - 0.0%
SWA REIT Ltd. unit	38,400	17
TOTAL FINANCIALS		246,750
HEALTH CARE - 22.8%
Biotechnology - 16.3%
Alexion Pharmaceuticals, Inc. (a)	360,960	14,709
Alkermes, Inc. (a)	1,109,941	10,966
Alnylam Pharmaceuticals, Inc. (a)	574,300	13,209
Amgen, Inc. (a)	1,835,500	109,928
Amylin Pharmaceuticals, Inc. (a)(d)	2,025,181	20,677
Biogen Idec, Inc. (a)	1,347,775	57,348
Celgene Corp. (a)	1,661,692	106,780
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cephalon, Inc. (a)	664,200	$ 47,636
Cougar Biotechnology, Inc. (a)	968,145	24,590
CV Therapeutics, Inc. (a)	228,600	2,133
Genentech, Inc. (a)	182,400	15,128
Gilead Sciences, Inc. (a)	1,656,600	75,955
GTx, Inc. (a)(d)	544,100	7,683
InterMune, Inc. (a)(d)	828,200	12,199
Isis Pharmaceuticals, Inc. (a)	1,335,749	18,781
Myriad Genetics, Inc. (a)	182,489	11,513
ONYX Pharmaceuticals, Inc. (a)	259,000	6,988
Regeneron Pharmaceuticals, Inc. (a)	1,150,500	22,205
Rigel Pharmaceuticals, Inc. (a)(d)	833,284	7,258
Seattle Genetics, Inc. (a)	1,159,303	11,918
Transition Therapeutics, Inc. (a)	674,633	2,104
Vertex Pharmaceuticals, Inc. (a)	1,214,088	31,821
		631,529
Health Care Equipment & Supplies - 0.5%
Gen-Probe, Inc. (a)	369,500	17,389
I-Flow Corp. (a)	227,002	1,280
		18,669
Health Care Providers & Services - 2.3%
Express Scripts, Inc. (a)	1,336,210	80,988
Hanger Orthopedic Group, Inc. (a)	295,874	4,929
IPC The Hospitalist Co., Inc.	132,677	2,701
		88,618
Life Sciences Tools & Services - 1.8%
Exelixis, Inc. (a)(d)	1,699,972	5,848
Illumina, Inc. (a)(d)	1,711,592	52,768
Illumina, Inc.:
warrants 11/20/10 (a)(f)	354,776	5,582
warrants 1/19/11 (a)(f)	452,917	7,273
		71,471
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.9%
Elan Corp. PLC sponsored ADR (a)	3,096,600	$ 23,627
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,169,973	50,168
		73,795
TOTAL HEALTH CARE		884,082
INDUSTRIALS - 4.2%
Air Freight & Logistics - 0.3%
FedEx Corp.	155,400	10,158
Airlines - 1.9%
AMR Corp. (a)	593,200	6,057
Continental Airlines, Inc. Class B (a)	742,500	14,048
Delta Air Lines, Inc. (a)	1,201,374	13,191
UAL Corp.	1,199,577	17,466
US Airways Group, Inc. (a)	2,081,500	21,106
		71,868
Electrical Equipment - 1.0%
Evergreen Solar, Inc. (a)	318,086	1,206
First Solar, Inc. (a)(d)	267,900	38,497
		39,703
Marine - 0.2%
Genco Shipping & Trading Ltd.	246,900	5,148
OceanFreight, Inc.	553,600	3,654
		8,802
Road & Rail - 0.7%
J.B. Hunt Transport Services, Inc.	564,500	16,049
Landstar System, Inc.	295,200	11,392
		27,441
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	526,200	5,646
TOTAL INDUSTRIALS		163,618
INFORMATION TECHNOLOGY - 49.4%
Communications Equipment - 13.5%
Cisco Systems, Inc. (a)	10,286,400	182,789
Infinera Corp. (a)	791,142	6,155
Juniper Networks, Inc. (a)	2,441,300	45,750
QUALCOMM, Inc.	5,674,700	217,114
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Research In Motion Ltd. (a)	1,201,366	$ 60,585
Starent Networks Corp. (a)(d)	1,290,800	12,869
		525,262
Computers & Peripherals - 8.7%
Apple, Inc. (a)	2,955,500	317,989
Palm, Inc. (d)	4,587,959	18,306
		336,295
Internet Software & Services - 8.6%
Akamai Technologies, Inc. (a)	878,000	12,626
Art Technology Group, Inc. (a)	2,012,600	3,925
Google, Inc. Class A (sub. vtg.) (a)	861,540	309,603
Mercadolibre, Inc. (a)(d)	641,250	8,766
		334,920
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	4,409,345	84,659
MasterCard, Inc. Class A (d)	50,100	7,406
Visa, Inc.	700,500	38,773
		130,838
Semiconductors & Semiconductor Equipment - 3.9%
Altera Corp.	707,743	12,279
Applied Materials, Inc.	3,133,251	40,450
ASML Holding NV (NY Shares)	232,600	4,082
Cavium Networks, Inc. (a)	1,549,619	19,742
Cypress Semiconductor Corp. (a)	813,950	4,078
Intel Corp.	330,200	5,283
Intersil Corp. Class A	449,100	6,148
KLA-Tencor Corp.	188,800	4,390
Lam Research Corp. (a)	691,600	15,464
MEMC Electronic Materials, Inc. (a)	776,200	14,267
ON Semiconductor Corp. (a)	165,300	845
Varian Semiconductor Equipment Associates, Inc. (a)	1,254,800	24,619
		151,647
Software - 11.3%
Activision Blizzard, Inc. (a)	2,151,200	26,804
Autonomy Corp. PLC (a)	411,800	6,529
Electronic Arts, Inc. (a)	1,667,400	37,983
Microsoft Corp.	10,424,500	232,779
Nintendo Co. Ltd.	83,700	26,114
Nintendo Co. Ltd. ADR	884,168	34,483
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	1,000,400	$ 18,297
SuccessFactors, Inc. (d)	1,175,600	9,393
Symantec Corp. (a)	1,403,500	17,656
TiVo, Inc. (a)	3,433,075	23,585
VMware, Inc. Class A (a)	104,900	3,252
		436,875
TOTAL INFORMATION TECHNOLOGY		1,915,837
MATERIALS - 1.9%
Chemicals - 1.6%
Monsanto Co.	526,400	46,839
Solutia, Inc. (a)	400,200	3,858
The Mosaic Co.	254,300	10,022
		60,719
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	158,750	4,828
Temple-Inland, Inc.	712,700	4,226
		9,054
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. Class B	141,900	4,129
TOTAL MATERIALS		73,902
TOTAL COMMON STOCKS (Cost $4,852,197)		3,859,908
Money Market Funds - 3.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.81% (b)	37,538,789	$ 37,539
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	90,526,525	90,526
TOTAL MONEY MARKET FUNDS (Cost $128,065)		128,065
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $4,980,262)		3,987,973
NET OTHER ASSETS - (2.8)%		(110,417)
NET ASSETS - 100%		$ 3,877,556
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,855,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illumina, Inc. warrants: 11/20/10	11/21/05	$ -
1/19/11	1/18/06	$ -
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 136
Fidelity Securities Lending Cash Central Fund	1,250
Total	$ 1,386
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
FreightCar America, Inc.	$ 24,187	$ -	$ 16,975	$ 38	$ -
Provogue (India) Ltd.	22,092	16	-	44	6,789
Total	$ 46,279	$ 16	$ 16,975	$ 82	$ 6,789
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,987,973	$ 3,935,077	$ 52,879	$ 17
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	(18)
Total Unrealized Gain (Loss)	1
Cost of Purchases	-
Proceeds of Sales	(63)
Amortization/Accretion	-
Transfer in/out of Level 3	97
Ending Balance	$ 17

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $5,090,646,000. Net unrealized depreciation aggregated $1,102,673,000, of which $267,750,000 related to appreciated investment securities and $1,370,423,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Real Estate Income Fund

October 31, 2008

1.809106.104

REI-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 16.5%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Red Lion Hotels Corp. (a)	56,870	$ 157,530
Starwood Hotels & Resorts Worldwide, Inc.	23,080	520,223
		677,753
FINANCIALS - 15.0%
Capital Markets - 0.2%
W.P. Carey & Co. LLC	20,300	466,900
Real Estate Investment Trusts - 14.5%
Acadia Realty Trust (SBI)	84,780	1,531,975
Alexandria Real Estate Equities, Inc.	7,700	535,304
AMB Property Corp. (SBI)	50,900	1,223,127
Annaly Capital Management, Inc.	438,400	6,093,760
Anworth Mortgage Asset Corp.	44,600	261,356
Apartment Investment & Management Co. Class A	36,629	535,882
AvalonBay Communities, Inc.	20,500	1,455,910
Boston Properties, Inc.	6,700	474,896
CapLease, Inc.	113,000	762,750
Cedar Shopping Centers, Inc.	10,000	95,600
Corporate Office Properties Trust (SBI)	15,500	481,895
Cypress Sharpridge Investments, Inc. (e)	146,458	1,734,063
Cypress Sharpridge Investments, Inc. warrants 4/30/11 (a)(e)	40,000	0
Developers Diversified Realty Corp.	44,600	587,382
DiamondRock Hospitality Co.	25,700	133,126
Equity Lifestyle Properties, Inc.	34,130	1,433,119
Equity Residential (SBI)	38,500	1,344,805
Federal Realty Investment Trust (SBI)	14,800	906,796
General Growth Properties, Inc.	61,940	256,432
Hatteras Financial Corp.	11,100	241,980
HCP, Inc.	61,780	1,849,075
Highwoods Properties, Inc. (SBI)	39,400	977,908
Host Hotels & Resorts, Inc.	31,849	329,319
Inland Real Estate Corp.	26,800	307,128
Kimco Realty Corp.	29,800	672,884
LaSalle Hotel Properties (SBI)	30,500	429,440
MFA Mortgage Investments, Inc.	1,392,081	7,656,436
National Retail Properties, Inc.	23,600	420,788
Nationwide Health Properties, Inc.	56,280	1,679,395
ProLogis Trust	36,366	509,124
Simon Property Group, Inc.	13,804	925,282
UDR, Inc.	127,500	2,519,400
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	91,680	$ 3,305,981
Vornado Realty Trust	15,000	1,058,250
		42,730,568
Real Estate Management & Development - 0.3%
Meruelo Maddux Properties, Inc. (a)	896,634	878,701
TOTAL FINANCIALS		44,076,169
HEALTH CARE - 1.3%
Health Care Providers & Services - 1.3%
Brookdale Senior Living, Inc.	76,500	659,430
Capital Senior Living Corp. (a)	108,000	484,920
Emeritus Corp. (a)	136,200	1,570,386
Sun Healthcare Group, Inc. (a)	83,400	957,432
		3,672,168
TOTAL COMMON STOCKS (Cost $63,201,827)		48,426,090
Preferred Stocks - 15.1%

Convertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Real Estate Investment Trusts - 0.3%
HRPT Properties Trust 6.50%	80,000	728,000
Lexington Corporate Properties Trust Series C 6.50%	7,800	175,422
		903,422
Nonconvertible Preferred Stocks - 14.8%
FINANCIALS - 14.8%
Diversified Financial Services - 0.4%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	150,000
Red Lion Hotels Capital Trust 9.50%	77,750	839,700
W2007 Grace Acquisition I, Inc. Series B, 8.75%	35,300	263,649
		1,253,349
Insurance - 0.3%
Hilltop Holdings, Inc. Series A, 8.25%	57,502	929,807
Real Estate Investment Trusts - 14.0%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	1,206,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Home Mortgage Investment Corp.:
Series A, 9.375% (c)	120,300	$ 602
Series B, 9.25% (c)	124,100	12
Annaly Capital Management, Inc. Series A, 7.875%	166,900	3,154,410
Anworth Mortgage Asset Corp. Series A, 8.625%	229,327	4,231,083
Apartment Investment & Management Co.:
Series G, 9.375%	66,600	1,180,818
Series T, 8.00%	57,500	798,675
Ashford Hospitality Trust, Inc. Series A, 8.55%	85,000	595,000
Cedar Shopping Centers, Inc. 8.875%	66,000	1,082,400
CenterPoint Properties Trust Series D, 5.377%	3,575	1,608,750
Colonial Properties Trust (depositary shares) Series D, 8.125%	39,000	671,580
Cousins Properties, Inc. Series A, 7.75%	71,700	1,075,500
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	25,500	279,225
Digital Realty Trust, Inc. Series A, 8.50%	75,000	1,124,250
Duke Realty LP 8.375%	65,000	929,500
Eagle Hospitality Properties Trust, Inc. 8.25%	24,000	48,000
First Industrial Realty Trust, Inc. Series J, 7.25%	4,700	48,410
Glimcher Realty Trust Series F, 8.75%	27,000	216,540
HomeBanc Mortgage Corp. Series A, 10.00% (c)	104,685	628
Hospitality Properties Trust:
Series B, 8.875%	74,075	978,531
Series C, 7.00%	70,000	762,300
Host Hotels & Resorts, Inc. Series E, 8.875%	41,800	725,230
HRPT Properties Trust Series B, 8.75%	23,961	299,513
Innkeepers USA Trust Series C, 8.00%	62,400	280,800
Kimco Realty Corp. Series G, 7.75%	73,500	1,267,140
LaSalle Hotel Properties:
Series B, 8.375%	21,800	283,400
Series E, 8.00%	24,100	283,175
Series G, 7.25%	15,660	172,886
LBA Realty Fund II:
Series A, 8.75% (e)	69,000	1,932,000
Series B, 7.625%	31,240	374,880
Lexington Corporate Properties Trust Series B, 8.05%	29,000	297,250
Lexington Realty Trust 7.55%	23,800	226,100
LTC Properties, Inc. Series F, 8.00%	55,600	1,112,000
MFA Mortgage Investments, Inc. Series A, 8.50%	274,400	5,076,400
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc. Series H, 8.30%	42,800	$ 864,560
Newcastle Investment Corp.:
Series B, 9.75%	192,000	1,036,800
Series D, 8.375%	46,800	229,320
Omega Healthcare Investors, Inc. Series D, 8.375%	63,600	1,215,396
ProLogis Trust Series C, 8.54%	6,478	252,642
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	5,890	96,007
Series P, 6.70%	35,000	523,250
Public Storage Series K, 7.25%	3,900	76,440
Realty Income Corp. 6.75%	600	10,020
Regency Centers Corp. 7.25%	10,000	167,800
Saul Centers, Inc. 8.00%	93,700	1,920,850
Strategic Hotel & Resorts, Inc. 8.50% (e)	119,500	1,195,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	20,000	193,000
Weingarten Realty Investors (SBI) Series F, 6.50%	71,230	1,086,258
		41,190,331
Thrifts & Mortgage Finance - 0.1%
MFH Financial Trust I 9.50% (e)	22,660	271,920
TOTAL FINANCIALS		43,645,407
TOTAL PREFERRED STOCKS (Cost $89,005,747)		44,548,829
Corporate Bonds - 38.1%
		Principal Amount (d)
Convertible Bonds - 5.2%
FINANCIALS - 5.2%
Real Estate Investment Trusts - 3.8%
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (e)		$ 630,000	459,936
Anthracite Capital, Inc.:
11.75% 9/1/27 (e)		500,000	201,200
11.75% 9/1/27		300,000	120,720
BioMed Realty LP 4.5% 10/1/26 (e)		1,000,000	610,200
Brandywine Operating Partnership LP 3.875% 10/15/26		1,000,000	724,906
Corporate Bonds - continued
		Principal Amount (d)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
BRE Properties, Inc. 4.125% 8/15/26		$ 400,000	$ 278,156
CapLease, Inc. 7.5% 10/1/27 (e)		4,180,000	3,027,156
Hospitality Properties Trust 3.8% 3/15/27		1,500,000	873,750
Lexington Master Ltd. Partnership 5.45% 1/15/27 (e)		1,750,000	1,240,313
MPT Operating Partnership LP 9.25% 4/1/13 (e)		1,000,000	661,890
PREIT Associates LP 4% 6/1/12 (e)		1,000,000	571,510
ProLogis Trust 1.875% 11/15/37		1,950,000	801,216
SL Green Realty Corp. 3% 3/30/27 (e)		500,000	272,500
Vornado Realty Trust 2.85% 4/1/27		1,190,000	835,142
Washington (REIT) 3.875% 9/15/26		750,000	525,900
Weingarten Realty Investors 3.95% 8/1/26		200,000	130,000
			11,334,495
Real Estate Management & Development - 1.4%
ERP Operating LP 3.85% 8/15/26		2,500,000	2,122,125
First Potomac Realty Investment LP 4% 12/15/11 (e)		1,000,000	740,500
Forest City Enterprises, Inc. 3.625% 10/15/11		600,000	316,320
Kilroy Realty LP 3.25% 4/15/12 (e)		1,530,000	948,294
			4,127,239
TOTAL FINANCIALS			15,461,734
Nonconvertible Bonds - 32.9%
CONSUMER DISCRETIONARY - 5.0%
Hotels, Restaurants & Leisure - 0.8%
Host Marriott LP 7% 8/15/12		2,000,000	1,625,000
Times Square Hotel Trust 8.528% 8/1/26 (e)		885,078	663,809
			2,288,809
Household Durables - 4.2%
D.R. Horton, Inc. 4.875% 1/15/10		1,000,000	850,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		420,000	327,600
6.25% 1/15/15		250,000	70,000
6.25% 1/15/16		1,000,000	290,000
7.5% 5/15/16		1,000,000	287,500
7.75% 5/15/13		4,000,000	1,200,000
KB Home:
5.875% 1/15/15		2,000,000	1,300,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home: - continued
6.25% 6/15/15		$ 3,500,000	$ 2,327,500
Kimball Hill, Inc. 10.5% 12/15/12 (c)		4,625,000	92,500
Lennar Corp.:
5.5% 9/1/14		1,000,000	510,000
5.95% 10/17/11		1,000,000	680,000
M/I Homes, Inc. 6.875% 4/1/12		2,150,000	1,225,500
Meritage Homes Corp. 6.25% 3/15/15		2,500,000	1,325,000
Stanley-Martin Communities LLC 9.75% 8/15/15		4,620,000	1,143,450
Toll Brothers, Inc. 8.25% 2/1/11		1,000,000	870,000
			12,499,050
TOTAL CONSUMER DISCRETIONARY			14,787,859
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,370,227	1,178,395
FINANCIALS - 26.9%
Real Estate Investment Trusts - 22.3%
AMB Property LP 6.3% 6/1/13		1,000,000	840,142
AvalonBay Communities, Inc.:
4.95% 3/15/13		500,000	401,136
5.5% 1/15/12		1,000,000	872,407
Brandywine Operating Partnership LP:
4.5% 11/1/09		1,000,000	917,144
5.75% 4/1/12		1,000,000	800,815
BRE Properties, Inc. 5.75% 9/1/09		1,800,000	1,757,216
Camden Property Trust:
4.375% 1/15/10		2,370,000	2,194,110
4.7% 7/15/09		500,000	479,389
Colonial Properties Trust 6.875% 8/15/12		1,000,000	839,127
Colonial Realty LP 6.05% 9/1/16		1,000,000	694,928
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		100,000	84,101
6.25% 6/15/14		500,000	479,932
Developers Diversified Realty Corp.:
4.625% 8/1/10		500,000	439,858
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
5% 5/3/10		$ 1,000,000	$ 912,381
7.5% 7/15/18		200,000	128,853
Duke Realty LP:
5.25% 1/15/10		200,000	187,479
5.625% 8/15/11		560,000	487,311
Health Care Property Investors, Inc.:
6% 3/1/15		500,000	395,591
6% 1/30/17		1,000,000	710,268
6.3% 9/15/16		4,500,000	3,371,004
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	859,157
6.2% 6/1/16		750,000	592,150
8% 9/12/12		2,450,000	2,340,554
Healthcare Realty Trust, Inc. 8.125% 5/1/11		2,290,000	2,353,673
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	700,000
HMB Capital Trust V 6.4188% 12/15/36 (c)(e)(f)		2,530,000	25,300
Hospitality Properties Trust:
5.625% 3/15/17		915,000	630,096
6.75% 2/15/13		610,000	541,687
Host Hotels & Resorts LP 6.875% 11/1/14		500,000	370,000
HRPT Properties Trust:
3.4188% 3/16/11 (f)		787,000	717,845
6.5% 1/15/13		200,000	168,760
iStar Financial, Inc.:
3.1588% 9/15/09 (f)		1,000,000	565,000
3.1644% 3/9/10 (f)		1,500,000	840,000
5.125% 4/1/11		2,500,000	1,050,000
5.375% 4/15/10		2,000,000	970,000
5.8% 3/15/11		4,950,000	2,029,500
Kimco Realty Corp. 6.875% 2/10/09		1,000,000	991,399
Mack-Cali Realty LP 7.25% 3/15/09		180,000	181,097
Nationwide Health Properties, Inc.:
6.25% 2/1/13		1,000,000	878,414
6.5% 7/15/11		2,000,000	1,806,694
8.25% 7/1/12		1,300,000	1,238,281
Omega Healthcare Investors, Inc. 7% 4/1/14		3,970,000	3,295,100
Reckson Operating Partnership LP 7.75% 3/15/09		1,600,000	1,581,605
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Rouse Co.:
5.375% 11/26/13		$ 3,600,000	$ 1,224,000
7.2% 9/15/12		3,920,000	1,352,400
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (e)		2,250,000	765,000
Senior Housing Properties Trust:
7.875% 4/15/15		355,000	291,100
8.625% 1/15/12		5,050,000	4,393,500
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		1,000,000	998,306
7.75% 2/22/11		500,000	528,004
Simon Property Group, Inc. 3.75% 1/30/09		500,000	493,887
UDR, Inc. 5.5% 4/1/14		500,000	398,908
United Dominion Realty Trust, Inc.:
5% 1/15/12		1,000,000	834,275
5.13% 1/15/14		500,000	398,922
6.05% 6/1/13		2,500,000	2,082,798
6.5% 6/15/09		325,000	308,750
Ventas Realty LP:
6.625% 10/15/14		2,920,000	2,496,600
6.75% 6/1/10		1,100,000	1,012,000
9% 5/1/12		5,511,000	5,180,340
Vornado Realty LP 4.5% 8/15/09		1,000,000	979,575
			65,457,869
Real Estate Management & Development - 3.7%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12		2,190,000	1,489,200
ERP Operating LP 5.2% 4/1/13		1,000,000	809,238
First Industrial LP:
5.25% 6/15/09		1,000,000	980,235
7.375% 3/15/11		2,507,000	2,446,070
Post Apartment Homes LP:
5.125% 10/12/11		2,500,000	2,470,043
7.7% 12/20/10		2,500,000	2,610,063
			10,804,849
Thrifts & Mortgage Finance - 0.9%
Wrightwood Capital LLC 9% 6/1/14 (e)		4,000,000	2,640,000
TOTAL FINANCIALS			78,902,718
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Skilled Healthcare Group, Inc. 11% 1/15/14		$ 500,000	$ 437,500
Sun Healthcare Group, Inc. 9.125% 4/15/15		1,650,000	1,402,500
			1,840,000
TOTAL NONCONVERTIBLE BONDS			96,708,972
TOTAL CORPORATE BONDS (Cost $158,343,470)			112,170,706
Asset-Backed Securities - 6.4%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (e)		4,000,000	2,859,680
Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M9, 5.7588% 10/25/34 (e)(f)		395,497	54,690
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (e)		2,260,000	1,805,288
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 3.8875% 3/23/19 (e)(f)		438,485	342,903
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 5.7775% 3/20/50 (e)(f)		2,250,000	787,500
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		1,000,000	833,925
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 4.7525% 1/20/37 (e)(f)		1,500,000	930,000
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	361,006
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		1,570,000	1,303,100
Class B2, 5.1188% 12/28/35 (e)(f)		1,575,000	1,291,500
Class D, 9% 12/28/35 (e)		500,000	306,620
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		850,000	605,115
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1 Class D, 5.612% 6/15/35 (e)		2,000,000	1,818,720
Fairfield Street Solar Corp. Series 2004-1A Class E1, 6.1744% 11/28/39 (e)(f)		550,000	130,573
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Green Tree Financial Corp. Series 1996-4 Class M1, 7.75% 6/15/27		$ 1,788,179	$ 1,359,016
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 5.7588% 6/25/35 (f)(h)		1,259,000	108,638
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 4.8088% 8/26/30 (e)(f)		735,000	220,500
Class E, 5.2588% 8/26/30 (e)(f)		1,420,000	355,000
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		1,500,000	228,896
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,923,000	1,499,940
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (e)		883,000	558,009
Park Place Securities, Inc. Series 2004-WHQ2 Class M10, 5.7588% 2/25/35 (e)(f)		645,213	14,113
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (e)		947,220	880,427
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 5.4444% 2/5/36 (e)(f)		3,144,729	31,447
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 4.7613% 11/21/40 (e)(f)		250,000	40,000
TOTAL ASSET-BACKED SECURITIES (Cost $29,061,778)			18,726,606
Collateralized Mortgage Obligations - 4.8%

Private Sponsor - 4.7%
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (e)		167,460	90,345
Series 2002-R2 Class 2B3, 5.9136% 7/25/33 (e)(f)		253,415	74,039
Series 2003-40 Class B3, 4.5% 10/25/18 (e)		217,082	93,258
Series 2003-R2 Class B3, 5.5% 5/25/43 (e)		548,074	46,237
Series 2003-R3:
Class B2, 5.5% 11/25/33 (e)		1,746,999	425,833
Class B3, 5.5% 11/25/33 (e)		523,108	97,225
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (e)(f)		552,926	45,656
Diversified REIT Trust:
Series 1999-1A Class H, 6.78% 3/18/11 (e)(f)		1,785,000	1,784,195
Series 2000-1A:
Class F, 6.971% 3/8/10 (e)		1,512,000	1,398,570
Class G, 6.971% 3/8/10 (e)		1,720,000	1,598,981
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 5.06% 6/15/22 (e)(f)		$ 2,449,089	$ 2,130,707
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		1,465,000	1,200,349
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 16.2438% 7/10/35 (e)(f)		831,774	734,041
Series 2004-C Class B5, 5.6438% 9/10/36 (e)(f)		375,071	224,968
Series 2005-A Class B6, 6.2938% 3/10/37 (e)(f)		1,887,950	939,821
Series 2005-B Class B6, 5.8938% 6/10/37 (e)(f)		932,960	331,294
Series 2005-D Class B6, 6.81% 12/15/37 (e)(f)		470,794	89,969
Series 2006-B Class B6, 6.26% 7/15/38 (e)(f)		964,133	268,222
Residential Funding Mortgage Securities I, Inc. Series 2002-S20 Class M3, 5.25% 12/25/17		67,665	40,599
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (e)		142,515	78,116
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 10.7938% 12/10/35 (e)(f)		678,485	462,184
Series 2004-A Class B7, 8.5438% 2/10/36 (e)(f)		647,728	421,412
Series 2004-B Class B7, 8.2938% 2/10/36 (e)(f)		777,994	449,991
Series 2005-C Class B7, 7.3938% 9/10/37 (e)(f)		1,908,258	445,387
Series 2006-B Class B7, 8.41% 7/15/38 (e)(f)		964,133	269,861
Series 2007-A Class BB, 7.91% 2/15/39 (e)(f)		790,220	78,627
TOTAL PRIVATE SPONSOR			13,819,887
U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (h)		235,847	94,564
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 5.7307% 2/25/42 (e)(f)		141,720	46,928
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (h)		306,189	79,537
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 5.8592% 6/25/43 (e)(f)		181,556	43,299
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 5.971% 10/25/42 (e)(f)		78,450	18,933
TOTAL U.S. GOVERNMENT AGENCY			283,261
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,209,460)			14,103,148
Commercial Mortgage Securities - 12.5%
		Principal Amount (d)	Value
Asset Securitization Corp. Series 1997-D4 Class B2, 7.525% 4/14/29		$ 515,000	$ 513,661
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 6.56% 3/15/22 (e)(f)		700,000	578,970
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (f)		2,000,000	1,600,000
Series 2004-TF2A Class AX, 0% 11/15/19 (e)(f)(g)		4,742,624	474
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		1,001,314	919,856
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class D, 5.7724% 11/15/36 (e)		915,000	794,412
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	745,920
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0214% 4/29/39 (e)(f)		662,747	662,747
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		1,000,000	829,694
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.1509% 12/10/35 (e)(f)		921,000	766,637
Global Signal Trust II Series 2004-2A Class E, 5.587% 12/15/14 (e)		1,245,000	1,206,518
Global Signal Trust III Series 2006-1:
Class E, 6.495% 2/15/36 (e)		570,000	495,849
Class F, 7.036% 2/15/36		1,015,000	867,318
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (e)		1,000,000	373,960
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (f)		2,767,000	2,227,435
Class G, 6.75% 4/15/29 (f)		1,000,000	780,000
Series 1999-C3 Class J, 6.974% 8/15/36 (e)		1,500,000	1,432,179
Series 2000-C1:
Class H, 7% 3/15/33 (e)		950,000	799,330
Class K, 7% 3/15/33		1,100,000	1,016,234
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class H, 5.903% 1/11/35 (e)		750,000	595,008
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 5.345% 3/1/20 (e)(f)		1,400,000	1,344,266
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (e)(f)		2,895,000	2,380,964
Class X, 1.6339% 10/15/32 (e)(f)(g)		17,530,194	227,367
Series 2002-CIB4 Class E, 6.7141% 5/12/34 (e)(f)		1,500,000	1,484,988
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		$ 2,000,000	$ 1,662,000
Series 1999-C7 Class F, 6% 10/15/35 (e)		350,000	346,045
Series 1999-C8:
Class G, 6% 7/15/31 (e)		1,385,000	1,247,386
Class H, 6% 7/15/31 (e)		2,638,000	1,635,560
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	710,000	382,887
Class G, 4.384% 7/12/15	CAD	355,000	181,758
Class H, 4.384% 7/12/15	CAD	236,000	114,782
Class J, 4.384% 7/12/15	CAD	355,000	164,130
Class K, 4.384% 7/12/15	CAD	355,000	156,111
Class L, 4.384% 7/12/15	CAD	236,000	98,767
Class M, 4.384% 7/12/15	CAD	995,000	274,801
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (e)		3,359,000	1,175,650
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 9/15/13		750,000	611,761
Class E, 7.983% 10/15/13		1,453,000	1,161,253
Class IO, 8.007% 1/15/18 (f)(g)		6,863,864	940,834
Morgan Stanley Capital I Trust Series 2005-HQ7 Class E, 5.2079% 11/14/42 (f)		750,000	424,575
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (e)		1,000,000	769,540
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		2,000,000	1,600,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 5.1625% 9/15/09 (e)(f)		1,200,000	960,000
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 8.7113% 9/25/26 (e)(f)		2,000,000	220,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $47,211,965)			36,771,627
Floating Rate Loans - 1.5%

CONSUMER DISCRETIONARY - 1.0%
Specialty Retail - 1.0%
The Pep Boys - Manny, Moe & Jack term loan 4.81% 10/27/13 (f)		28,822	21,617
Toys 'R' US, Inc. term loan 6.72% 12/8/09 (f)		4,100,000	2,952,000
			2,973,617
Floating Rate Loans - continued
		Principal Amount (d)	Value
FINANCIALS - 0.5%
Diversified Financial Services - 0.2%
LandSource Holding Co. LLC term loan 8.5% 5/31/09 (f)		$ 1,805,430	$ 523,575
Real Estate Investment Trusts - 0.0%
General Growth Properties, Inc. Tranche A1, term loan 5.74% 2/24/10 (f)		437,368	137,771
Real Estate Management & Development - 0.3%
MDS Realty Holdings LLC Tranche M3, term loan 7.545% 1/1/09 (f)		47,402	40,291
Realogy Corp.:
Credit-Linked Deposit 6.9263% 10/10/13 (f)		209,470	131,966
Tranche B, term loan 6% 10/10/13 (f)		778,030	490,159
Tishman Speyer Properties term loan 4.75% 12/27/12 (f)		210,000	115,500
			777,916
TOTAL FINANCIALS			1,439,262
TOTAL FLOATING RATE LOANS (Cost $7,602,024)			4,412,879
Preferred Securities - 0.2%

FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (e)	1,000,000	859
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	500,000	238,616
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (e)	590,000	327,749
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (e)	810,000	81
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	1,350,000	0
Kent Funding III Ltd. 11/5/47 (e)	1,650,000	0
TOTAL PREFERRED SECURITIES (Cost $5,661,488)		567,305
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 1.81% (b) (Cost $8,166,912)	8,166,912	$ 8,166,912
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $432,464,671)		287,894,102
NET OTHER ASSETS - 2.1%		6,078,673
NET ASSETS - 100%		$ 293,972,775
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,432,854 or 24.0% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $282,739 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 220,234
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 264,808
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 5.7588% 6/25/35	6/3/05	$ 817,825
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 95,039
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 287,894,102	$ 92,556,877	$ 155,021,858	$ 40,315,367
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 32,391,074
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(6,621,249)
Cost of Purchases	42,613
Proceeds of Sales	(191,443)
Amortization/Accretion	(434,229)
Transfer in/out of Level 3	15,128,601
Ending Balance	$ 40,315,367

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $432,817,709. Net unrealized depreciation aggregated $144,923,607, of which $3,942,878 related to appreciated investment securities and $148,866,485 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Growth Fund

October 31, 2008

1.823237.103

SCP-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Diversified Consumer Services - 2.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	93,200	$ 6,478,332
Hillenbrand, Inc.	306,507	5,823,633
Strayer Education, Inc.	30,000	6,788,100
		19,090,065
Hotels, Restaurants & Leisure - 2.5%
Bally Technologies, Inc. (a)	408,600	9,050,490
Burger King Holdings, Inc.	360,000	7,156,800
Penn National Gaming, Inc. (a)	383,000	7,376,580
		23,583,870
Household Durables - 1.0%
Furniture Brands International, Inc. (d)	713,000	4,056,970
Whirlpool Corp. (d)	123,500	5,761,275
		9,818,245
Internet & Catalog Retail - 0.3%
Priceline.com, Inc. (a)	55,000	2,894,650
Media - 0.5%
Virgin Media, Inc.	786,000	4,527,360
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	206,900	6,455,280
Charlotte Russe Holding, Inc. (a)	550,000	4,647,500
Citi Trends, Inc. (a)	351,985	5,888,709
The Men's Wearhouse, Inc.	269,900	4,126,771
		21,118,260
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	63,500	5,388,610
G-III Apparel Group Ltd. (a)	343,000	4,736,830
Iconix Brand Group, Inc. (a)	823,600	8,969,004
		19,094,444
TOTAL CONSUMER DISCRETIONARY		100,126,894
CONSUMER STAPLES - 2.2%
Food Products - 0.5%
Corn Products International, Inc.	196,900	4,788,608
Household Products - 0.5%
Energizer Holdings, Inc. (a)	98,000	4,788,280
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.2%
Chattem, Inc. (a)(d)	148,300	$ 11,221,861
TOTAL CONSUMER STAPLES		20,798,749
ENERGY - 9.6%
Energy Equipment & Services - 3.0%
Atwood Oceanics, Inc. (a)	280,000	7,694,400
Hornbeck Offshore Services, Inc. (a)(d)	314,900	7,494,620
NATCO Group, Inc. Class A (a)	212,000	4,481,680
Superior Energy Services, Inc. (a)	416,400	8,877,648
		28,548,348
Oil, Gas & Consumable Fuels - 6.6%
Cabot Oil & Gas Corp.	208,100	5,841,367
Comstock Resources, Inc. (a)	85,198	4,210,485
Concho Resources, Inc. (a)	687,800	14,615,750
EXCO Resources, Inc. (a)	803,400	7,383,246
Petroleum Development Corp. (a)	226,600	4,692,886
Range Resources Corp.	145,850	6,157,787
Southwestern Energy Co. (a)	157,400	5,606,588
Walter Industries, Inc.	182,000	7,052,500
Whiting Petroleum Corp. (a)	149,000	7,746,510
		63,307,119
TOTAL ENERGY		91,855,467
FINANCIALS - 6.4%
Capital Markets - 1.3%
FCStone Group, Inc. (a)	538,200	3,202,290
Janus Capital Group, Inc.	408,800	4,799,312
Waddell & Reed Financial, Inc. Class A	306,000	4,443,120
		12,444,722
Commercial Banks - 0.6%
Signature Bank, New York (a)	168,000	5,473,440
Insurance - 2.5%
Allied World Assurance Co. Holdings Ltd.	225,000	7,215,750
Aspen Insurance Holdings Ltd.	257,100	5,903,016
Endurance Specialty Holdings Ltd.	193,000	5,836,320
StanCorp Financial Group, Inc.	156,582	5,336,315
		24,291,401
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 1.6%
American Campus Communities, Inc.	254,200	$ 6,604,116
CapitalSource, Inc.	330,000	2,442,000
Digital Realty Trust, Inc.	185,000	6,193,800
		15,239,916
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	121,000	3,983,320
TOTAL FINANCIALS		61,432,799
HEALTH CARE - 22.5%
Biotechnology - 3.5%
BioMarin Pharmaceutical, Inc. (a)	338,000	6,192,160
Cephalon, Inc. (a)(d)	148,800	10,671,936
Grifols SA	560,574	11,155,864
Omrix Biopharmaceuticals, Inc. (a)	330,000	5,718,900
		33,738,860
Health Care Equipment & Supplies - 6.1%
American Medical Systems Holdings, Inc. (a)(d)	504,027	5,453,572
DENTSPLY International, Inc.	227,300	6,905,374
Haemonetics Corp. (a)	126,000	7,441,560
Hill-Rom Holdings, Inc. (d)	335,500	7,635,980
Immucor, Inc. (a)	356,900	9,475,695
Integra LifeSciences Holdings Corp. (a)	257,200	9,655,288
Kinetic Concepts, Inc. (a)	126,267	3,056,924
Meridian Bioscience, Inc.	338,505	8,320,453
		57,944,846
Health Care Providers & Services - 7.9%
Amedisys, Inc. (a)(d)	210,000	11,846,100
Brookdale Senior Living, Inc. (d)	533,000	4,594,460
Centene Corp. (a)	400,000	7,536,000
Patterson Companies, Inc. (a)(d)	352,100	8,918,693
Pediatrix Medical Group, Inc. (a)	288,900	11,165,985
PSS World Medical, Inc. (a)	729,499	13,233,112
Sun Healthcare Group, Inc. (a)	425,800	4,888,184
Synergy Health PLC	29,225	177,159
Universal American Financial Corp. (a)	815,031	7,213,024
VCA Antech, Inc. (a)	324,600	5,875,260
		75,447,977
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 2.6%
ICON PLC sponsored ADR	143,780	$ 3,647,699
PAREXEL International Corp. (a)	837,700	8,712,080
QIAGEN NV (a)	345,000	4,919,700
Varian, Inc. (a)	203,400	7,495,290
		24,774,769
Pharmaceuticals - 2.4%
Barr Pharmaceuticals, Inc. (a)	118,000	7,582,680
Perrigo Co. (d)	458,800	15,599,199
		23,181,879
TOTAL HEALTH CARE		215,088,331
INDUSTRIALS - 18.2%
Aerospace & Defense - 3.9%
Alliant Techsystems, Inc. (a)	74,000	6,107,960
Curtiss-Wright Corp.	258,100	9,523,890
Spirit AeroSystems Holdings, Inc. Class A (a)	738,100	11,905,553
Stanley, Inc. (a)	289,000	9,901,140
		37,438,543
Commercial Services & Supplies - 1.9%
Corrections Corp. of America (a)	392,200	7,494,942
InnerWorkings, Inc. (a)(d)	821,900	5,712,205
The Brink's Co.	102,200	4,955,678
		18,162,825
Construction & Engineering - 1.8%
Chicago Bridge & Iron Co. NV (NY Shares)	566,100	7,013,979
KBR, Inc.	694,400	10,304,896
		17,318,875
Electrical Equipment - 2.8%
American Superconductor Corp. (a)(d)	283,000	3,540,330
EnerSys (a)(d)	609,600	8,058,912
JA Solar Holdings Co. Ltd. ADR (a)(d)	1,221,300	5,862,240
SMA Solar Technology AG	201,000	9,074,057
		26,535,539
Industrial Conglomerates - 0.7%
Raven Industries, Inc. (d)	211,300	6,801,747
Machinery - 1.5%
Colfax Corp.	485,000	4,132,200
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)(d)	157,000	$ 4,728,840
Sulzer AG (Reg.)	96,773	5,712,235
		14,573,275
Professional Services - 3.6%
CoStar Group, Inc. (a)	174,736	6,293,991
CRA International, Inc. (a)	149,000	4,031,940
FTI Consulting, Inc. (a)	150,000	8,737,500
Huron Consulting Group, Inc. (a)(d)	168,400	9,155,908
Navigant Consulting, Inc. (a)	338,800	5,478,396
		33,697,735
Road & Rail - 1.6%
Con-way, Inc.	216,000	7,352,640
Knight Transportation, Inc.	500,300	7,954,770
		15,307,410
Transportation Infrastructure - 0.4%
Aegean Marine Petroleum Network, Inc.	350,000	3,755,500
TOTAL INDUSTRIALS		173,591,449
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.1%
Harris Corp.	417,700	15,016,315
Polycom, Inc. (a)(d)	237,500	4,989,875
		20,006,190
Computers & Peripherals - 0.5%
Wincor Nixdorf AG	99,400	4,348,902
Electronic Equipment & Components - 1.5%
Cogent, Inc. (a)(d)	918,400	8,394,176
Mettler-Toledo International, Inc. (a)(d)	78,000	5,970,120
		14,364,296
Internet Software & Services - 3.2%
Art Technology Group, Inc. (a)	2,120,000	4,134,000
Equinix, Inc. (a)(d)	86,600	5,405,572
j2 Global Communications, Inc. (a)	792,500	12,775,100
Telecity Group PLC	2,908,100	8,237,185
		30,551,857
IT Services - 5.7%
Alliance Data Systems Corp. (a)	130,000	6,520,800
CACI International, Inc. Class A (a)	271,400	11,176,252
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
CyberSource Corp. (a)	494,466	$ 6,007,762
Datacash Group PLC	1,741,200	6,062,228
Integral Systems, Inc. (a)	160,000	3,931,200
Perot Systems Corp. Class A (a)	497,000	7,151,830
Satyam Computer Services Ltd. sponsored ADR	631,800	9,938,214
WNS Holdings Ltd. sponsored ADR (a)	404,700	3,605,877
		54,394,163
Semiconductors & Semiconductor Equipment - 3.0%
Hittite Microwave Corp. (a)	242,821	7,957,244
Lam Research Corp. (a)	314,000	7,021,040
Microsemi Corp. (a)	311,700	6,776,358
Varian Semiconductor Equipment Associates, Inc. (a)	350,490	6,876,614
		28,631,256
Software - 2.7%
Ansys, Inc. (a)	241,500	6,914,145
Blackbaud, Inc.	466,059	7,084,097
Concur Technologies, Inc. (a)	152,000	3,834,960
PROS Holdings, Inc. (a)	624,276	3,352,362
Taleo Corp. Class A (a)	359,439	4,960,258
		26,145,822
TOTAL INFORMATION TECHNOLOGY		178,442,486
MATERIALS - 5.3%
Chemicals - 1.3%
Solutia, Inc. (a)	686,000	6,613,040
Terra Industries, Inc.	280,000	6,157,200
		12,770,240
Containers & Packaging - 0.8%
Myers Industries, Inc.	748,000	7,906,360
Metals & Mining - 3.2%
Compass Minerals International, Inc.	209,000	11,480,370
IAMGOLD Corp.	1,904,700	6,318,461
Randgold Resources Ltd. sponsored ADR	205,200	6,363,252
Red Back Mining, Inc. (a)	1,639,200	6,443,695
		30,605,778
TOTAL MATERIALS		51,282,378
Common Stocks - continued
	Shares	Value
UTILITIES - 0.9%
Multi-Utilities - 0.9%
CMS Energy Corp. (d)	823,200	$ 8,437,800
TOTAL COMMON STOCKS (Cost $1,173,379,260)		901,056,353
Investment Companies - 0.4%

KBW Regional Banking ETF (d) (Cost $4,193,995)	124,100	4,032,009
Money Market Funds - 13.4%

Fidelity Cash Central Fund, 1.81% (b)	50,697,542	50,697,542
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	76,957,625	76,957,625
TOTAL MONEY MARKET FUNDS (Cost $127,655,167)		127,655,167
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $1,305,228,422)		1,032,743,529
NET OTHER ASSETS - (8.1)%		(77,396,868)
NET ASSETS - 100%		$ 955,346,661
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 271,083
Fidelity Securities Lending Cash Central Fund	273,413
Total	$ 544,496
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,032,743,529	$ 987,975,899	$ 44,767,630	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,322,229,980. Net unrealized depreciation aggregated $289,486,451, of which $37,563,324 related to appreciated investment securities and $327,049,775 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Small Cap Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Growth Fund.

October 31, 2008

1.824307.103

ASCP-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Diversified Consumer Services - 2.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	93,200	$ 6,478,332
Hillenbrand, Inc.	306,507	5,823,633
Strayer Education, Inc.	30,000	6,788,100
		19,090,065
Hotels, Restaurants & Leisure - 2.5%
Bally Technologies, Inc. (a)	408,600	9,050,490
Burger King Holdings, Inc.	360,000	7,156,800
Penn National Gaming, Inc. (a)	383,000	7,376,580
		23,583,870
Household Durables - 1.0%
Furniture Brands International, Inc. (d)	713,000	4,056,970
Whirlpool Corp. (d)	123,500	5,761,275
		9,818,245
Internet & Catalog Retail - 0.3%
Priceline.com, Inc. (a)	55,000	2,894,650
Media - 0.5%
Virgin Media, Inc.	786,000	4,527,360
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	206,900	6,455,280
Charlotte Russe Holding, Inc. (a)	550,000	4,647,500
Citi Trends, Inc. (a)	351,985	5,888,709
The Men's Wearhouse, Inc.	269,900	4,126,771
		21,118,260
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	63,500	5,388,610
G-III Apparel Group Ltd. (a)	343,000	4,736,830
Iconix Brand Group, Inc. (a)	823,600	8,969,004
		19,094,444
TOTAL CONSUMER DISCRETIONARY		100,126,894
CONSUMER STAPLES - 2.2%
Food Products - 0.5%
Corn Products International, Inc.	196,900	4,788,608
Household Products - 0.5%
Energizer Holdings, Inc. (a)	98,000	4,788,280
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.2%
Chattem, Inc. (a)(d)	148,300	$ 11,221,861
TOTAL CONSUMER STAPLES		20,798,749
ENERGY - 9.6%
Energy Equipment & Services - 3.0%
Atwood Oceanics, Inc. (a)	280,000	7,694,400
Hornbeck Offshore Services, Inc. (a)(d)	314,900	7,494,620
NATCO Group, Inc. Class A (a)	212,000	4,481,680
Superior Energy Services, Inc. (a)	416,400	8,877,648
		28,548,348
Oil, Gas & Consumable Fuels - 6.6%
Cabot Oil & Gas Corp.	208,100	5,841,367
Comstock Resources, Inc. (a)	85,198	4,210,485
Concho Resources, Inc. (a)	687,800	14,615,750
EXCO Resources, Inc. (a)	803,400	7,383,246
Petroleum Development Corp. (a)	226,600	4,692,886
Range Resources Corp.	145,850	6,157,787
Southwestern Energy Co. (a)	157,400	5,606,588
Walter Industries, Inc.	182,000	7,052,500
Whiting Petroleum Corp. (a)	149,000	7,746,510
		63,307,119
TOTAL ENERGY		91,855,467
FINANCIALS - 6.4%
Capital Markets - 1.3%
FCStone Group, Inc. (a)	538,200	3,202,290
Janus Capital Group, Inc.	408,800	4,799,312
Waddell & Reed Financial, Inc. Class A	306,000	4,443,120
		12,444,722
Commercial Banks - 0.6%
Signature Bank, New York (a)	168,000	5,473,440
Insurance - 2.5%
Allied World Assurance Co. Holdings Ltd.	225,000	7,215,750
Aspen Insurance Holdings Ltd.	257,100	5,903,016
Endurance Specialty Holdings Ltd.	193,000	5,836,320
StanCorp Financial Group, Inc.	156,582	5,336,315
		24,291,401
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 1.6%
American Campus Communities, Inc.	254,200	$ 6,604,116
CapitalSource, Inc.	330,000	2,442,000
Digital Realty Trust, Inc.	185,000	6,193,800
		15,239,916
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	121,000	3,983,320
TOTAL FINANCIALS		61,432,799
HEALTH CARE - 22.5%
Biotechnology - 3.5%
BioMarin Pharmaceutical, Inc. (a)	338,000	6,192,160
Cephalon, Inc. (a)(d)	148,800	10,671,936
Grifols SA	560,574	11,155,864
Omrix Biopharmaceuticals, Inc. (a)	330,000	5,718,900
		33,738,860
Health Care Equipment & Supplies - 6.1%
American Medical Systems Holdings, Inc. (a)(d)	504,027	5,453,572
DENTSPLY International, Inc.	227,300	6,905,374
Haemonetics Corp. (a)	126,000	7,441,560
Hill-Rom Holdings, Inc. (d)	335,500	7,635,980
Immucor, Inc. (a)	356,900	9,475,695
Integra LifeSciences Holdings Corp. (a)	257,200	9,655,288
Kinetic Concepts, Inc. (a)	126,267	3,056,924
Meridian Bioscience, Inc.	338,505	8,320,453
		57,944,846
Health Care Providers & Services - 7.9%
Amedisys, Inc. (a)(d)	210,000	11,846,100
Brookdale Senior Living, Inc. (d)	533,000	4,594,460
Centene Corp. (a)	400,000	7,536,000
Patterson Companies, Inc. (a)(d)	352,100	8,918,693
Pediatrix Medical Group, Inc. (a)	288,900	11,165,985
PSS World Medical, Inc. (a)	729,499	13,233,112
Sun Healthcare Group, Inc. (a)	425,800	4,888,184
Synergy Health PLC	29,225	177,159
Universal American Financial Corp. (a)	815,031	7,213,024
VCA Antech, Inc. (a)	324,600	5,875,260
		75,447,977
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 2.6%
ICON PLC sponsored ADR	143,780	$ 3,647,699
PAREXEL International Corp. (a)	837,700	8,712,080
QIAGEN NV (a)	345,000	4,919,700
Varian, Inc. (a)	203,400	7,495,290
		24,774,769
Pharmaceuticals - 2.4%
Barr Pharmaceuticals, Inc. (a)	118,000	7,582,680
Perrigo Co. (d)	458,800	15,599,199
		23,181,879
TOTAL HEALTH CARE		215,088,331
INDUSTRIALS - 18.2%
Aerospace & Defense - 3.9%
Alliant Techsystems, Inc. (a)	74,000	6,107,960
Curtiss-Wright Corp.	258,100	9,523,890
Spirit AeroSystems Holdings, Inc. Class A (a)	738,100	11,905,553
Stanley, Inc. (a)	289,000	9,901,140
		37,438,543
Commercial Services & Supplies - 1.9%
Corrections Corp. of America (a)	392,200	7,494,942
InnerWorkings, Inc. (a)(d)	821,900	5,712,205
The Brink's Co.	102,200	4,955,678
		18,162,825
Construction & Engineering - 1.8%
Chicago Bridge & Iron Co. NV (NY Shares)	566,100	7,013,979
KBR, Inc.	694,400	10,304,896
		17,318,875
Electrical Equipment - 2.8%
American Superconductor Corp. (a)(d)	283,000	3,540,330
EnerSys (a)(d)	609,600	8,058,912
JA Solar Holdings Co. Ltd. ADR (a)(d)	1,221,300	5,862,240
SMA Solar Technology AG	201,000	9,074,057
		26,535,539
Industrial Conglomerates - 0.7%
Raven Industries, Inc. (d)	211,300	6,801,747
Machinery - 1.5%
Colfax Corp.	485,000	4,132,200
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)(d)	157,000	$ 4,728,840
Sulzer AG (Reg.)	96,773	5,712,235
		14,573,275
Professional Services - 3.6%
CoStar Group, Inc. (a)	174,736	6,293,991
CRA International, Inc. (a)	149,000	4,031,940
FTI Consulting, Inc. (a)	150,000	8,737,500
Huron Consulting Group, Inc. (a)(d)	168,400	9,155,908
Navigant Consulting, Inc. (a)	338,800	5,478,396
		33,697,735
Road & Rail - 1.6%
Con-way, Inc.	216,000	7,352,640
Knight Transportation, Inc.	500,300	7,954,770
		15,307,410
Transportation Infrastructure - 0.4%
Aegean Marine Petroleum Network, Inc.	350,000	3,755,500
TOTAL INDUSTRIALS		173,591,449
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.1%
Harris Corp.	417,700	15,016,315
Polycom, Inc. (a)(d)	237,500	4,989,875
		20,006,190
Computers & Peripherals - 0.5%
Wincor Nixdorf AG	99,400	4,348,902
Electronic Equipment & Components - 1.5%
Cogent, Inc. (a)(d)	918,400	8,394,176
Mettler-Toledo International, Inc. (a)(d)	78,000	5,970,120
		14,364,296
Internet Software & Services - 3.2%
Art Technology Group, Inc. (a)	2,120,000	4,134,000
Equinix, Inc. (a)(d)	86,600	5,405,572
j2 Global Communications, Inc. (a)	792,500	12,775,100
Telecity Group PLC	2,908,100	8,237,185
		30,551,857
IT Services - 5.7%
Alliance Data Systems Corp. (a)	130,000	6,520,800
CACI International, Inc. Class A (a)	271,400	11,176,252
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
CyberSource Corp. (a)	494,466	$ 6,007,762
Datacash Group PLC	1,741,200	6,062,228
Integral Systems, Inc. (a)	160,000	3,931,200
Perot Systems Corp. Class A (a)	497,000	7,151,830
Satyam Computer Services Ltd. sponsored ADR	631,800	9,938,214
WNS Holdings Ltd. sponsored ADR (a)	404,700	3,605,877
		54,394,163
Semiconductors & Semiconductor Equipment - 3.0%
Hittite Microwave Corp. (a)	242,821	7,957,244
Lam Research Corp. (a)	314,000	7,021,040
Microsemi Corp. (a)	311,700	6,776,358
Varian Semiconductor Equipment Associates, Inc. (a)	350,490	6,876,614
		28,631,256
Software - 2.7%
Ansys, Inc. (a)	241,500	6,914,145
Blackbaud, Inc.	466,059	7,084,097
Concur Technologies, Inc. (a)	152,000	3,834,960
PROS Holdings, Inc. (a)	624,276	3,352,362
Taleo Corp. Class A (a)	359,439	4,960,258
		26,145,822
TOTAL INFORMATION TECHNOLOGY		178,442,486
MATERIALS - 5.3%
Chemicals - 1.3%
Solutia, Inc. (a)	686,000	6,613,040
Terra Industries, Inc.	280,000	6,157,200
		12,770,240
Containers & Packaging - 0.8%
Myers Industries, Inc.	748,000	7,906,360
Metals & Mining - 3.2%
Compass Minerals International, Inc.	209,000	11,480,370
IAMGOLD Corp.	1,904,700	6,318,461
Randgold Resources Ltd. sponsored ADR	205,200	6,363,252
Red Back Mining, Inc. (a)	1,639,200	6,443,695
		30,605,778
TOTAL MATERIALS		51,282,378
Common Stocks - continued
	Shares	Value
UTILITIES - 0.9%
Multi-Utilities - 0.9%
CMS Energy Corp. (d)	823,200	$ 8,437,800
TOTAL COMMON STOCKS (Cost $1,173,379,260)		901,056,353
Investment Companies - 0.4%

KBW Regional Banking ETF (d) (Cost $4,193,995)	124,100	4,032,009
Money Market Funds - 13.4%

Fidelity Cash Central Fund, 1.81% (b)	50,697,542	50,697,542
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	76,957,625	76,957,625
TOTAL MONEY MARKET FUNDS (Cost $127,655,167)		127,655,167
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $1,305,228,422)		1,032,743,529
NET OTHER ASSETS - (8.1)%		(77,396,868)
NET ASSETS - 100%		$ 955,346,661
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 271,083
Fidelity Securities Lending Cash Central Fund	273,413
Total	$ 544,496
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,032,743,529	$ 987,975,899	$ 44,767,630	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,322,229,980. Net unrealized depreciation aggregated $289,486,451, of which $37,563,324 related to appreciated investment securities and $327,049,775 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap
Opportunities Fund

October 31, 2008

1.858552.101

SMO-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc.	106,000	$ 380,540
ATC Technology Corp. (a)	168,531	3,695,885
Gentex Corp.	172,200	1,651,398
Tenneco, Inc. (a)	265,900	1,305,569
TRW Automotive Holdings Corp. (a)	206,300	1,303,816
		8,337,208
Automobiles - 0.0%
General Motors Corp.	44,300	256,054
Hotels, Restaurants & Leisure - 1.7%
Jack in the Box, Inc. (a)	211,000	4,241,100
Life Time Fitness, Inc. (a)(d)	307,700	5,858,608
Penn National Gaming, Inc. (a)	160,000	3,081,600
Starwood Hotels & Resorts Worldwide, Inc.	25,100	565,754
Town Sports International Holdings, Inc. (a)	1,104,600	2,750,454
		16,497,516
Household Durables - 0.9%
Helen of Troy Ltd. (a)	154,700	2,783,053
Jarden Corp. (a)	172,400	3,068,720
Universal Electronics, Inc. (a)	144,200	3,046,946
		8,898,719
Internet & Catalog Retail - 0.3%
Gaiam, Inc. Class A (a)(d)	222,600	1,825,320
PetMed Express, Inc. (a)	72,100	1,273,286
		3,098,606
Leisure Equipment & Products - 0.6%
JAKKS Pacific, Inc. (a)	135,400	3,028,898
Summer Infant, Inc. (a)(d)(e)	794,794	3,155,332
		6,184,230
Media - 0.2%
Ascent Media Corp. (a)	74,900	1,894,221
Specialty Retail - 2.6%
American Eagle Outfitters, Inc.	154,600	1,719,152
Charlotte Russe Holding, Inc. (a)	752,400	6,357,780
Lumber Liquidators, Inc. (d)	312,813	2,605,732
Pier 1 Imports, Inc. (a)	388,700	536,406
Rent-A-Center, Inc. (a)	147,400	2,152,040
Shoe Carnival, Inc. (a)	282,995	3,964,760
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Men's Wearhouse, Inc. (d)	454,542	$ 6,949,947
Wet Seal, Inc. Class A (a)	503,800	1,481,172
		25,766,989
Textiles, Apparel & Luxury Goods - 3.4%
American Apparel, Inc. (a)(d)	1,358,700	7,989,156
FGX International Ltd.	714,666	7,861,326
Gildan Activewear, Inc. (a)	69,600	1,621,961
Heelys, Inc. (a)	1,160,300	4,072,653
Iconix Brand Group, Inc. (a)(d)	476,300	5,186,907
Movado Group, Inc.	266,396	4,051,883
True Religion Apparel, Inc. (a)(d)	163,900	2,745,325
		33,529,211
TOTAL CONSUMER DISCRETIONARY		104,462,754
CONSUMER STAPLES - 4.4%
Food & Staples Retailing - 1.5%
BJ's Wholesale Club, Inc. (a)	156,700	5,515,840
Ingles Markets, Inc. Class A	311,046	5,804,118
The Great Atlantic & Pacific Tea Co. (a)(d)	473,300	3,914,191
		15,234,149
Food Products - 2.3%
Corn Products International, Inc.	93,800	2,281,216
Flowers Foods, Inc. (d)	185,300	5,494,145
Fresh Del Monte Produce, Inc. (a)	31,000	654,410
Green Mountain Coffee Roasters, Inc. (a)(d)	155,800	4,516,642
Ralcorp Holdings, Inc. (a)	88,500	5,989,680
Smart Balance, Inc. (a)	451,227	3,230,785
		22,166,878
Personal Products - 0.6%
Chattem, Inc. (a)(d)	61,990	4,690,783
Physicians Formula Holdings, Inc. (a)	354,804	1,252,458
		5,943,241
TOTAL CONSUMER STAPLES		43,344,268
ENERGY - 6.0%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)	74,500	2,047,260
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Bristow Group, Inc. (a)	104,500	$ 2,588,465
Complete Production Services, Inc. (a)	57,700	714,903
Dril-Quip, Inc. (a)	27,800	686,660
ENGlobal Corp. (a)	80,025	351,310
Exterran Holdings, Inc. (a)	43,852	982,723
Hornbeck Offshore Services, Inc. (a)	99,800	2,375,240
IHS, Inc. Class A (a)	45,000	1,592,550
NATCO Group, Inc. Class A (a)	94,600	1,999,844
Oil States International, Inc. (a)	50,100	1,158,813
Parker Drilling Co. (a)	294,877	1,509,770
Patterson-UTI Energy, Inc.	41,300	548,051
Superior Energy Services, Inc. (a)	94,550	2,015,806
T-3 Energy Services, Inc. (a)	43,800	1,056,018
		19,627,413
Oil, Gas & Consumable Fuels - 4.0%
Alpha Natural Resources, Inc. (a)	44,700	1,598,919
Banpu PCL unit	190,200	894,788
Berry Petroleum Co. Class A	29,800	694,340
Boardwalk Pipeline Partners, LP	99,500	2,388,000
Cabot Oil & Gas Corp.	37,200	1,044,204
Concho Resources, Inc. (a)	166,200	3,531,750
Copano Energy LLC	73,100	1,610,393
Encore Acquisition Co. (a)	80,600	2,510,690
Energy Transfer Equity LP	109,600	2,246,800
EXCO Resources, Inc. (a)	316,048	2,904,481
Frontier Oil Corp.	161,200	2,129,452
GMX Resources, Inc. (a)(d)	65,300	2,465,075
Goodrich Petroleum Corp. (a)(d)	84,600	2,348,496
Kodiak Oil & Gas Corp. (a)	475,700	356,775
Mariner Energy, Inc. (a)	175,500	2,525,445
Northern Oil & Gas, Inc. (a)(d)	251,200	1,369,040
Petrohawk Energy Corp. (a)	96,240	1,823,748
Petroleum Development Corp. (a)	84,000	1,739,640
Range Resources Corp.	29,000	1,224,380
SandRidge Energy, Inc.	47,200	505,040
Southern Union Co.	59,700	1,028,034
Whiting Petroleum Corp. (a)	49,600	2,578,704
		39,518,194
TOTAL ENERGY		59,145,607
Common Stocks - continued
	Shares	Value
FINANCIALS - 18.0%
Capital Markets - 0.6%
ABG Sundal Collier ASA (d)	427,000	$ 297,214
Altamir Amboise	32,600	130,706
FCStone Group, Inc. (a)	364,200	2,166,990
Franklin Resources, Inc.	11,500	782,000
State Street Corp.	24,000	1,040,400
T. Rowe Price Group, Inc.	24,400	964,776
Waddell & Reed Financial, Inc. Class A	42,100	611,292
		5,993,378
Commercial Banks - 5.3%
1st Source Corp.	52,800	1,133,088
American River Bankshares	9,000	96,300
BancFirst Corp.	78,600	3,961,440
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	365,200	3,882,076
Banif SGPS SA (d)	190,345	285,132
Bank of Cyprus Public Co. Ltd.	42,600	221,802
Boston Private Financial Holdings, Inc.	454,700	4,019,548
Bridge Bancorp, Inc.	4,500	82,350
Capitol Bancorp Ltd.	38,900	398,336
Cascade Financial Corp.	198,000	1,376,100
Cathay General Bancorp	8,900	217,872
Center Financial Corp., California	275,028	2,832,788
Central Valley Community Bancorp	9,000	66,150
City Holding Co.	30,300	1,267,752
City National Corp.	64,100	3,431,273
Community Bank System, Inc.	46,500	1,160,175
CVB Financial Corp. (d)	154,400	1,954,704
East West Bancorp, Inc. (d)	48,700	844,945
First Financial Bankshares, Inc.	13,000	704,470
First Financial Corp., Indiana	28,857	1,220,074
First National Bank Alaska	100	177,500
Hiroshima Bank Ltd.	142,000	527,647
Huntington Bancshares, Inc.	186,300	1,760,535
Intervest Bancshares Corp. Class A (e)	385,240	2,303,735
KB Financial Group, Inc. (a)	4,231	106,252
MainSource Financial Group, Inc.	68,900	1,230,554
MB Financial, Inc.	10,100	300,071
Merchants Bancshares, Inc.	4,500	97,020
Mitsubishi UFJ Financial Group, Inc.	65,000	408,450
Northfield Bancorp, Inc. (a)(d)	45,700	552,970
Oriental Financial Group, Inc.	64,000	1,039,360
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Pacific Continental Corp.	14,500	$ 206,625
Pacific Premier Bancorp, Inc. (a)	88,400	353,600
PacWest Bancorp (d)	21,100	527,289
Peoples Bancorp, Inc.	33,900	649,185
Plumas Bancorp	5,078	52,050
Prosperity Bancshares, Inc.	11,200	371,952
Simmons First National Corp. Class A	37,800	1,172,556
South Indian Bank Ltd.	284,497	380,375
Sterling Bancorp, New York	79,300	1,243,424
Suffolk Bancorp	12,600	408,870
SVB Financial Group (a)	19,500	1,003,275
Tompkins Financial Corp.	37,800	1,852,200
Turkiye Sinai Kalkinma Bankasi AS	853,000	431,045
UCBH Holdings, Inc. (d)	531,016	2,803,764
Wilshire Bancorp, Inc.	302,831	3,340,226
		52,456,905
Consumer Finance - 0.4%
American Express Co.	42,200	1,160,500
AmeriCredit Corp. (a)(d)	37,500	219,750
Dollar Financial Corp. (a)	251,140	2,920,758
		4,301,008
Diversified Financial Services - 0.7%
CME Group, Inc.	4,500	1,269,675
JSE Ltd.	143,400	739,310
KKR Financial Holdings LLC	1,032,600	3,985,836
RHJ International (a)	201,100	1,088,483
		7,083,304
Insurance - 4.9%
Affirmative Insurance Holdings, Inc.	60,969	72,553
Aioi Insurance Co. Ltd.	109,000	447,553
Allied World Assurance Co. Holdings Ltd.	99,400	3,187,758
American Safety Insurance Group Ltd. (a)	503,200	5,208,120
April Group	6,100	221,231
Assurant, Inc.	81,000	2,063,880
Axis Capital Holdings Ltd.	128,400	3,656,832
Endurance Specialty Holdings Ltd.	91,200	2,757,888
Genworth Financial, Inc. Class A (non-vtg.)	467,500	2,262,700
IPC Holdings Ltd.	254,200	7,018,462
Max Capital Group Ltd.	117,700	1,877,315
Mercury General Corp.	52,300	2,686,651
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Nipponkoa Insurance Co. Ltd.	65,000	$ 389,562
Nissay Dowa General Insurance Co. Ltd.	109,000	484,841
Philadelphia Consolidated Holdings Corp. (a)	72,100	4,217,129
Reinsurance Group of America, Inc. Class B	165,300	6,122,712
Tokio Marine Holdings, Inc.	70,000	2,107,000
United America Indemnity Ltd. Class A (a)	110,022	1,318,064
W.R. Berkley Corp.	96,600	2,537,682
		48,637,933
Real Estate Investment Trusts - 4.6%
Alexandria Real Estate Equities, Inc.	78,700	5,471,224
AMB Property Corp. (SBI)	106,100	2,549,583
American Campus Communities, Inc.	43,200	1,122,336
Annaly Capital Management, Inc.	22,062	306,662
Apartment Investment & Management Co. Class A	186,524	2,728,846
CapitalSource, Inc.	478,100	3,537,940
Chimera Investment Corp.	630,839	1,816,816
Developers Diversified Realty Corp.	30,700	404,319
Digital Realty Trust, Inc.	182,500	6,110,100
Duke Realty LP	11,100	156,621
General Growth Properties, Inc.	201,100	832,554
Glimcher Realty Trust	128,100	671,244
HCP, Inc.	29,000	867,970
Highwoods Properties, Inc. (SBI)	60,300	1,496,646
National Retail Properties, Inc.	423,700	7,554,571
ProLogis Trust	62,500	875,000
Public Storage	39,500	3,219,250
SL Green Realty Corp.	34,400	1,446,176
U-Store-It Trust	215,000	1,474,900
Vornado Realty Trust	39,700	2,800,835
		45,443,593
Real Estate Management & Development - 0.3%
Forestar Real Estate Group, Inc. (a)	292,400	2,558,500
Thrifts & Mortgage Finance - 1.2%
Beacon Federal Bancorp, Inc.	31,155	250,798
BofI Holding, Inc. (a)	154,224	709,430
Danvers Bancorp, Inc.	48,000	589,440
Encore Bancshares, Inc. (a)	90,394	1,508,676
First Financial Northwest, Inc.	55,500	453,435
Kearny Financial Corp.	19,634	226,380
Radian Group, Inc.	45,000	162,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Trustco Bank Corp., New York	33,350	$ 405,870
United Financial Bancorp, Inc.	47,600	666,400
Washington Federal, Inc.	264,400	4,658,728
Westfield Financial, Inc.	243,616	2,521,426
		12,152,583
TOTAL FINANCIALS		178,627,204
HEALTH CARE - 14.5%
Biotechnology - 2.9%
Acorda Therapeutics, Inc. (a)	21,900	446,760
Alkermes, Inc. (a)	313,100	3,093,428
Amylin Pharmaceuticals, Inc. (a)	63,100	644,251
BioMarin Pharmaceutical, Inc. (a)	124,900	2,288,168
Human Genome Sciences, Inc. (a)	680,100	2,196,723
Medarex, Inc. (a)(d)	526,000	3,697,780
Myriad Genetics, Inc. (a)	67,000	4,227,030
ONYX Pharmaceuticals, Inc. (a)	122,300	3,299,654
Regeneron Pharmaceuticals, Inc. (a)	243,800	4,705,340
Savient Pharmaceuticals, Inc. (a)(d)	85,400	406,504
Theravance, Inc. (a)(d)	291,600	1,977,048
United Therapeutics Corp. (a)(d)	25,100	2,189,473
		29,172,159
Health Care Equipment & Supplies - 4.0%
COLTENE Holding AG	87,620	4,092,506
Haemonetics Corp. (a)	137,500	8,120,750
Masimo Corp. (a)	162,200	5,188,778
Meridian Bioscience, Inc.	271,900	6,683,302
Orthofix International NV (a)	190,100	2,575,855
Quidel Corp. (a)	418,783	6,620,959
Zoll Medical Corp. (a)	256,940	6,187,115
		39,469,265
Health Care Providers & Services - 3.7%
Air Methods Corp. (a)	47,625	799,148
Amedisys, Inc. (a)	49,800	2,809,218
Brookdale Senior Living, Inc. (d)	156,700	1,350,754
Emeritus Corp. (a)	112,300	1,294,819
Genoptix, Inc.	257,400	8,607,456
Pediatrix Medical Group, Inc. (a)	200,500	7,749,325
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
PSS World Medical, Inc. (a)	570,100	$ 10,341,614
ResCare, Inc. (a)	238,500	3,675,285
		36,627,619
Life Sciences Tools & Services - 1.1%
Medtox Scientific, Inc. (a)	116,500	1,147,525
PAREXEL International Corp. (a)	177,900	1,850,160
Pharmaceutical Product Development, Inc.	147,800	4,578,844
QIAGEN NV (a)	232,400	3,314,024
		10,890,553
Pharmaceuticals - 2.8%
Perrigo Co.	246,700	8,387,800
Questcor Pharmaceuticals, Inc. (a)(d)	1,645,200	12,733,848
Sepracor, Inc. (a)	129,300	1,722,276
XenoPort, Inc. (a)	112,900	4,697,769
		27,541,693
TOTAL HEALTH CARE		143,701,289
INDUSTRIALS - 14.0%
Aerospace & Defense - 1.2%
Spirit AeroSystems Holdings, Inc. Class A (a)	132,500	2,137,225
Stanley, Inc. (a)	185,000	6,338,100
Triumph Group, Inc.	81,500	3,574,590
		12,049,915
Air Freight & Logistics - 1.1%
Forward Air Corp.	152,000	3,977,840
Hub Group, Inc. Class A (a)	97,800	3,075,810
UTI Worldwide, Inc.	321,100	3,776,136
		10,829,786
Airlines - 1.5%
AirTran Holdings, Inc. (a)	401,600	1,642,544
Alaska Air Group, Inc. (a)	33,800	834,860
AMR Corp. (a)	53,251	543,693
Continental Airlines, Inc. Class B (a)	100,000	1,892,000
Delta Air Lines, Inc. (a)(d)	421,900	4,632,462
JetBlue Airways Corp. (a)	636,700	3,533,685
Republic Airways Holdings, Inc. (a)	123,000	1,838,850
		14,918,094
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.2%
Simpson Manufacturing Co. Ltd.	96,100	$ 2,214,144
Commercial Services & Supplies - 3.3%
A.T. Cross Co. Class A (a)	444,707	2,356,947
Allied Waste Industries, Inc. (a)	354,600	3,694,932
BFI Canada Ltd.	248,600	2,937,925
InnerWorkings, Inc. (a)(d)	609,100	4,233,245
Iron Mountain, Inc. (a)	128,800	3,127,264
Republic Services, Inc.	154,400	3,659,280
Team, Inc. (a)	138,300	3,840,591
The Brink's Co.	187,700	9,101,573
		32,951,757
Construction & Engineering - 0.4%
Orion Marine Group, Inc. (a)	299,200	1,549,856
URS Corp. (a)	61,400	1,804,546
		3,354,402
Electrical Equipment - 0.9%
American Superconductor Corp. (a)(d)	145,000	1,813,950
AMETEK, Inc.	68,800	2,287,600
GrafTech International Ltd. (a)	130,200	1,055,922
JA Solar Holdings Co. Ltd. ADR (a)(d)	314,500	1,509,600
Powell Industries, Inc. (a)	57,800	1,069,878
Roper Industries, Inc.	27,700	1,256,195
		8,993,145
Machinery - 2.2%
Actuant Corp. Class A	157,700	2,827,561
Astec Industries, Inc. (a)	64,900	1,649,758
Bucyrus International, Inc. Class A (d)	104,450	2,520,379
CIRCOR International, Inc.	49,600	1,520,240
Colfax Corp.	100,200	853,704
Commercial Vehicle Group, Inc. (a)	329,700	438,501
Cummins, Inc.	70,000	1,809,500
Flow International Corp. (a)	509,500	1,956,480
Flowserve Corp.	49,700	2,828,924
Navistar International Corp. (a)	53,195	1,602,233
Titan Machinery, Inc. (d)	87,500	1,083,250
Valmont Industries, Inc.	35,900	1,966,602
Wabtec Corp.	22,000	874,720
		21,931,852
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 0.2%
Genco Shipping & Trading Ltd.	61,700	$ 1,286,445
Shun Tak Holdings Ltd.	262,000	52,220
Ultrapetrol (Bahamas) Ltd. (a)	243,700	1,008,918
		2,347,583
Professional Services - 2.2%
Diamond Management & Technology Consultants, Inc. (e)	1,459,222	5,807,704
Huron Consulting Group, Inc. (a)	102,050	5,548,459
Navigant Consulting, Inc. (a)	119,100	1,925,847
On Assignment, Inc. (a)	140,248	911,612
Watson Wyatt Worldwide, Inc. Class A	167,900	7,130,713
		21,324,335
Road & Rail - 0.7%
Con-way, Inc.	77,500	2,638,100
Kansas City Southern (a)	24,800	765,576
Knight Transportation, Inc.	214,200	3,405,780
		6,809,456
Trading Companies & Distributors - 0.1%
Kaman Corp.	53,300	1,360,749
TOTAL INDUSTRIALS		139,085,218
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 2.5%
Comtech Telecommunications Corp. (a)	125,000	6,052,500
ORBCOMM, Inc. (a)(d)	249,760	749,280
Polycom, Inc. (a)	443,900	9,326,339
Tekelec (a)	220,000	2,791,800
ViaSat, Inc. (a)	335,600	6,114,632
		25,034,551
Computers & Peripherals - 0.4%
Logitech International SA (a)	283,900	4,198,881
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	135,000	3,867,750
Digital Ally, Inc. (a)(d)(e)	787,575	2,992,785
FARO Technologies, Inc. (a)	286,000	4,338,620
Gerber Scientific, Inc. (a)	504,400	2,411,032
Itron, Inc. (a)	75,200	3,645,696
Trimble Navigation Ltd. (a)	197,300	4,058,461
		21,314,344
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.0%
Art Technology Group, Inc. (a)	1,419,344	$ 2,767,721
Bankrate, Inc. (a)(d)	98,600	3,244,926
DealerTrack Holdings, Inc. (a)	552,122	5,924,269
Equinix, Inc. (a)(d)	25,770	1,608,563
j2 Global Communications, Inc. (a)	333,630	5,378,116
Omniture, Inc. (a)	75,000	862,500
		19,786,095
IT Services - 7.0%
Alliance Data Systems Corp. (a)	533,600	26,765,374
CACI International, Inc. Class A (a)	182,300	7,507,114
Integral Systems, Inc. (a)	320,000	7,862,400
Lender Processing Services, Inc.	172,700	3,984,189
ManTech International Corp. Class A (a)	130,000	7,012,200
NCI, Inc. Class A (a)	250,000	5,950,000
Perot Systems Corp. Class A (a)	524,900	7,553,311
Syntel, Inc.	95,600	2,377,572
		69,012,160
Semiconductors & Semiconductor Equipment - 1.0%
Advanced Energy Industries, Inc. (a)	86,200	919,754
Analog Devices, Inc.	80,000	1,708,800
FormFactor, Inc. (a)	20	348
Hittite Microwave Corp. (a)	50,000	1,638,500
LDK Solar Co. Ltd. sponsored ADR (a)(d)	62,800	1,140,448
MIPS Technologies, Inc. (a)	22	61
Monolithic Power Systems, Inc. (a)	116,400	1,977,636
Power Integrations, Inc. (a)	45,400	952,946
Rudolph Technologies, Inc. (a)	99,900	334,665
Silicon Laboratories, Inc. (a)	30,000	778,800
Teradyne, Inc. (a)	53,900	274,890
		9,726,848
Software - 4.1%
Amdocs Ltd. (a)	165,000	3,722,400
CommVault Systems, Inc. (a)(d)	428,300	4,582,810
Jack Henry & Associates, Inc.	63,800	1,212,838
MICROS Systems, Inc. (a)	301,000	5,126,030
Nuance Communications, Inc. (a)	75,000	686,250
PROS Holdings, Inc. (a)	155,000	832,350
Quest Software, Inc. (a)	421,200	5,580,900
Sybase, Inc. (a)	291,500	7,762,645
Synchronoss Technologies, Inc. (a)	300,000	2,331,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Taleo Corp. Class A (a)	299,600	$ 4,134,480
Tyler Technologies, Inc. (a)	33	448
Ubisoft Entertainment SA (a)	93,300	4,931,762
		40,903,913
TOTAL INFORMATION TECHNOLOGY		189,976,792
MATERIALS - 3.5%
Chemicals - 2.0%
Airgas, Inc.	143,600	5,508,496
FMC Corp.	53,800	2,342,452
Hercules, Inc.	176,100	2,960,241
Rockwood Holdings, Inc. (a)	291,500	3,600,025
Solutia, Inc. (a)	385,800	3,719,112
Terra Industries, Inc.	30,100	661,899
W.R. Grace & Co. (a)	116,400	1,048,764
		19,840,989
Construction Materials - 0.1%
Cemex SA de CV sponsored ADR	104,700	791,532
Containers & Packaging - 0.3%
Pactiv Corp. (a)	76,900	1,811,764
Temple-Inland, Inc. (d)	142,800	846,804
		2,658,568
Metals & Mining - 1.1%
Compass Minerals International, Inc.	123,100	6,761,883
Randgold Resources Ltd. sponsored ADR	104,200	3,231,242
Sims Group Ltd.	79,542	762,380
US Gold Corp. (a)	305,400	213,780
		10,969,285
TOTAL MATERIALS		34,260,374
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
Cincinnati Bell, Inc. (a)	913,910	2,184,245
Iowa Telecommunication Services, Inc.	147,270	2,226,722
Premiere Global Services, Inc. (a)	507,600	5,050,620
tw telecom, inc. (a)	288,700	2,043,996
		11,505,583
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)(d)	48,130	$ 1,010,249
TOTAL TELECOMMUNICATION SERVICES		12,515,832
UTILITIES - 3.5%
Electric Utilities - 1.2%
Allegheny Energy, Inc.	40,100	1,209,015
Cleco Corp.	166,100	3,821,961
Portland General Electric Co.	128,000	2,626,560
Westar Energy, Inc.	229,300	4,469,057
		12,126,593
Gas Utilities - 0.6%
Equitable Resources, Inc.	38,200	1,325,922
Southwest Gas Corp.	179,200	4,680,704
		6,006,626
Independent Power Producers & Energy Traders - 0.1%
Nevada Geothermal Power, Inc. (a)	1,340,000	577,874
Multi-Utilities - 1.6%
CMS Energy Corp.	402,400	4,124,600
NorthWestern Energy Corp.	127,600	2,493,304
OGE Energy Corp.	194,100	5,298,930
Puget Energy, Inc.	165,600	3,880,008
		15,796,842
TOTAL UTILITIES		34,507,935
TOTAL COMMON STOCKS (Cost $1,248,402,362)		939,627,273
Convertible Preferred Stocks - 0.3%

FINANCIALS - 0.3%
Commercial Banks - 0.3%
UCBH Holdings, Inc. Series B, 8.50% (Cost $3,176,061)	2,110	2,630,643
Investment Companies - 0.4%

Ares Capital Corp. (Cost $5,553,281)	451,300	3,547,218
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.68% 12/4/08 (f) (Cost $898,564)	$ 900,000	$ 899,768
Floating Rate Loans - 0.1%

FINANCIALS - 0.1%
Consumer Finance - 0.1%
DaimlerChrysler Financial Services Tranche 2LN, term loan 9.32% 8/3/13 (g) (Cost $2,414,074)	3,000,000	1,290,000
Money Market Funds - 8.3%
	Shares
Fidelity Cash Central Fund, 1.81% (b)	33,903,623	33,903,623
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	48,572,264	48,572,264
TOTAL MONEY MARKET FUNDS (Cost $82,475,887)		82,475,887
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $1,342,920,229)		1,030,470,789
NET OTHER ASSETS - (4.1)%		(40,460,850)
NET ASSETS - 100%		$ 990,009,939
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
120 Russell 2000 Index Contracts	Dec. 2008	$ 6,438,000	$ (1,974,240)
The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $899,768.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 267,185
Fidelity Securities Lending Cash Central Fund	606,748
Total	$ 873,933
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Diamond Management & Technology Consultants, Inc.	$ 6,569,238	$ 896,904	$ -	$ -	$ 5,807,704
Digital Ally, Inc.	-	7,774,677	2,087,957	-	2,992,785
Intervest Bancshares Corp. Class A	2,981,758	-	-	-	2,303,735
Summer Infant, Inc.	3,322,239	-	-	-	3,155,332
Total	$ 12,873,235	$ 8,671,581	$ 2,087,957	$ -	$ 14,259,556
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,030,470,789	$ 1,007,820,474	$ 22,650,315	$ -
Other Financial Instruments*	$ (1,974,240)	$ (1,974,240)	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,357,642,163. Net unrealized depreciation aggregated $327,171,374, of which $36,988,206 related to appreciated investment securities and $364,159,580 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Value Fund

October 31, 2008

1.823236.103

SCV-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Diversified Consumer Services - 0.6%
Regis Corp.	587,340	$ 7,265,396
Household Durables - 4.3%
Centex Corp.	658,940	8,072,015
Ethan Allen Interiors, Inc. (d)	279,513	5,000,488
M.D.C. Holdings, Inc.	225,000	7,566,750
Meritage Homes Corp. (a)(d)	1,312,593	18,021,902
Ryland Group, Inc. (d)	427,900	8,040,241
		46,701,396
Leisure Equipment & Products - 0.6%
RC2 Corp. (a)	508,379	6,456,413
Specialty Retail - 5.0%
Asbury Automotive Group, Inc.	991,261	3,221,598
bebe Stores, Inc.	1,250,000	11,075,000
Penske Auto Group, Inc.	1,137,760	9,318,254
The Men's Wearhouse, Inc. (d)	1,069,641	16,354,811
Tsutsumi Jewelry Co. Ltd.	710,200	13,835,418
USS Co. Ltd.	18,380	1,125,721
		54,930,802
Textiles, Apparel & Luxury Goods - 1.2%
Iconix Brand Group, Inc. (a)(d)	1,170,087	12,742,247
TOTAL CONSUMER DISCRETIONARY		128,096,254
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 2.3%
Casey's General Stores, Inc.	500,000	15,100,000
Ingles Markets, Inc. Class A	511,675	9,547,856
		24,647,856
Personal Products - 1.3%
Chattem, Inc. (a)(d)	188,161	14,238,143
TOTAL CONSUMER STAPLES		38,885,999
ENERGY - 4.1%
Energy Equipment & Services - 1.3%
Superior Energy Services, Inc. (a)	666,700	14,214,044
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.8%
Encore Acquisition Co. (a)	509,409	$ 15,868,090
Mariner Energy, Inc. (a)	1,046,700	15,062,013
		30,930,103
TOTAL ENERGY		45,144,147
FINANCIALS - 34.2%
Capital Markets - 1.8%
Sparx Group Co. Ltd. (d)	22,235	3,639,194
TradeStation Group, Inc. (a)	2,092,291	16,382,639
		20,021,833
Commercial Banks - 6.2%
Associated Banc-Corp. (d)	1,373,683	30,303,447
Boston Private Financial Holdings, Inc. (d)	1,465,680	12,956,611
City National Corp. (d)	364,900	19,533,097
Sandy Spring Bancorp, Inc. (d)	238,743	5,125,812
		67,918,967
Diversified Financial Services - 1.6%
KKR Financial Holdings LLC	4,351,898	16,798,326
Insurance - 11.5%
Aspen Insurance Holdings Ltd.	1,300,200	29,852,592
IPC Holdings Ltd.	898,740	24,814,211
Max Capital Group Ltd.	1,090,000	17,385,500
Reinsurance Group of America, Inc. Class B	581,801	21,549,909
W.R. Berkley Corp.	1,200,000	31,523,998
		125,126,210
Real Estate Investment Trusts - 8.1%
CapitalSource, Inc. (d)	3,012,400	22,291,760
Chimera Investment Corp. (d)	3,748,323	10,795,170
Franklin Street Properties Corp.	1,114,411	13,183,482
Highwoods Properties, Inc. (SBI)	491,230	12,192,329
National Retail Properties, Inc.	600,000	10,698,000
SL Green Realty Corp.	340,000	14,293,600
U-Store-It Trust	767,364	5,264,117
		88,718,458
Real Estate Management & Development - 1.4%
Jones Lang LaSalle, Inc.	470,000	15,472,400
Thrifts & Mortgage Finance - 3.6%
Astoria Financial Corp.	900,762	17,132,493
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
People's United Financial, Inc.	655,000	$ 11,462,500
Washington Federal, Inc. (d)	591,393	10,420,345
		39,015,338
TOTAL FINANCIALS		373,071,532
HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 1.3%
Abaxis, Inc. (a)(d)	894,400	13,746,928
Health Care Providers & Services - 3.9%
AMERIGROUP Corp. (a)	316,839	7,920,975
Pediatrix Medical Group, Inc. (a)	666,500	25,760,225
PSS World Medical, Inc. (a)	475,145	8,619,130
		42,300,330
Pharmaceuticals - 1.5%
Perrigo Co.	486,200	16,530,800
TOTAL HEALTH CARE		72,578,058
INDUSTRIALS - 9.4%
Building Products - 2.1%
NCI Building Systems, Inc. (a)(d)	502,014	9,342,481
Simpson Manufacturing Co. Ltd. (d)	575,000	13,248,000
		22,590,481
Commercial Services & Supplies - 5.3%
ACCO Brands Corp. (a)	1,250,923	3,527,603
HNI Corp. (d)	903,971	16,560,749
Knoll, Inc. (d)	580,251	8,390,429
United Stationers, Inc. (a)	800,000	29,912,000
		58,390,781
Construction & Engineering - 2.0%
URS Corp. (a)	732,376	21,524,531
Machinery - 0.0%
Accuride Corp. (a)	1,034,000	330,880
TOTAL INDUSTRIALS		102,836,673
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 0.9%
ViaSat, Inc. (a)	529,472	$ 9,646,980
Electronic Equipment & Components - 4.5%
Ingram Micro, Inc. Class A (a)	1,603,100	21,369,323
Macnica, Inc.	677,400	6,873,767
Ryoyo Electro Corp.	1,272,700	9,902,563
SMART Modular Technologies (WWH), Inc. (a)	2,015,054	5,460,796
SYNNEX Corp. (a)	353,666	5,457,066
		49,063,515
Internet Software & Services - 2.6%
DealerTrack Holdings, Inc. (a)(d)	1,067,234	11,451,421
j2 Global Communications, Inc. (a)	563,149	9,077,962
LoopNet, Inc. (a)(d)	1,094,182	8,282,958
		28,812,341
IT Services - 0.7%
Telvent GIT SA	602,040	7,116,113
Semiconductors & Semiconductor Equipment - 4.8%
FormFactor, Inc. (a)	764,157	13,311,615
Miraial Co. Ltd. (e)	554,400	5,213,340
Skyworks Solutions, Inc. (a)	1,614,200	11,509,246
Zoran Corp. (a)(e)	2,716,311	22,110,772
		52,144,973
TOTAL INFORMATION TECHNOLOGY		146,783,922
MATERIALS - 5.7%
Chemicals - 2.3%
Spartech Corp. (e)	1,583,102	10,068,529
Valspar Corp.	710,000	14,519,500
		24,588,029
Containers & Packaging - 1.2%
Silgan Holdings, Inc.	274,017	12,752,751
Metals & Mining - 2.2%
Carpenter Technology Corp.	1,350,000	24,435,000
TOTAL MATERIALS		61,775,780
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Cogent Communications Group, Inc. (a)(d)(e)	2,750,000	13,145,000
Common Stocks - continued
	Shares	Value
UTILITIES - 4.3%
Electric Utilities - 2.5%
Allete, Inc.	277,250	$ 9,703,750
Westar Energy, Inc.	900,000	17,541,000
		27,244,750
Gas Utilities - 1.8%
Southwest Gas Corp.	760,989	19,877,033
TOTAL UTILITIES		47,121,783
TOTAL COMMON STOCKS (Cost $1,328,999,393)		1,029,439,148
Nonconvertible Preferred Stocks - 2.2%

CONSUMER DISCRETIONARY - 0.7%
Household Durables - 0.7%
M/I Homes, Inc. Series A, 9.75%	703,400	7,209,850
FINANCIALS - 1.5%
Real Estate Investment Trusts - 0.8%
Developers Diversified Realty Corp.:
(depositary shares) Series H, 7.375%	500,000	4,750,000
Series I, 7.50%	414,900	4,149,000
		8,899,000
Thrifts & Mortgage Finance - 0.7%
Fannie Mae Series S, 8.25%	3,702,100	7,774,410
TOTAL FINANCIALS		16,673,410
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,035,383)		23,883,260
Convertible Bonds - 2.2%
Principal Amount
FINANCIALS - 2.2%
Real Estate Investment Trusts - 2.2%
SL Green Realty Corp. 3% 3/30/27 (f) (Cost $23,638,643)	$ 45,000,000	24,525,000
Money Market Funds - 10.7%
	Shares	Value
Fidelity Cash Central Fund, 1.81% (b)	7,702,838	$ 7,702,838
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	109,650,547	109,650,547
TOTAL MONEY MARKET FUNDS (Cost $117,353,385)		117,353,385
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Treasury Obligations) # (Cost $5,200,000)	$ 5,200,074	5,200,000
TOTAL INVESTMENT PORTFOLIO - 110.0% (Cost $1,503,226,804)		1,200,400,793
NET OTHER ASSETS - (10.0)%		(109,481,860)
NET ASSETS - 100%		$ 1,090,918,933
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,525,000 or 2.2% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,200,000 due 11/03/08 at 0.17%
BNP Paribas Securities Corp.	$ 1,241,286
Banc of America Securities LLC	2,914,628
Barclays Capital, Inc.	660,259
Credit Suisse Securities (USA) LLC	264,104
Deutsche Bank Securities, Inc.	119,723
$ 5,200,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 131,200
Fidelity Securities Lending Cash Central Fund	930,804
Total	$ 1,062,004
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cogent Communications Group, Inc.	$ -	$ 18,402,564	$ -	$ -	$ 13,145,000
Miraial Co. Ltd.	-	7,176,911	-	-	5,213,340
Spartech Corp.	11,202,911	4,588,500	-	79,155	10,068,529
The Pantry, Inc.	18,783,837	-	21,698,273	-	-
Zoran Corp.	13,344,836	9,473,071	632,478	-	22,110,772
Total	$ 43,331,584	$ 39,641,046	$ 22,330,751	$ 79,155	$ 50,537,641
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,200,400,793	$ 1,130,085,790	$ 70,315,003	$ 0
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,515,759,294. Net unrealized depreciation aggregated $315,358,501, of which $32,071,859 related to appreciated investment securities and $347,430,360 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Small Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Value Fund.

October 31, 2008

1.824309.103

ASCV-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Diversified Consumer Services - 0.6%
Regis Corp.	587,340	$ 7,265,396
Household Durables - 4.3%
Centex Corp.	658,940	8,072,015
Ethan Allen Interiors, Inc. (d)	279,513	5,000,488
M.D.C. Holdings, Inc.	225,000	7,566,750
Meritage Homes Corp. (a)(d)	1,312,593	18,021,902
Ryland Group, Inc. (d)	427,900	8,040,241
		46,701,396
Leisure Equipment & Products - 0.6%
RC2 Corp. (a)	508,379	6,456,413
Specialty Retail - 5.0%
Asbury Automotive Group, Inc.	991,261	3,221,598
bebe Stores, Inc.	1,250,000	11,075,000
Penske Auto Group, Inc.	1,137,760	9,318,254
The Men's Wearhouse, Inc. (d)	1,069,641	16,354,811
Tsutsumi Jewelry Co. Ltd.	710,200	13,835,418
USS Co. Ltd.	18,380	1,125,721
		54,930,802
Textiles, Apparel & Luxury Goods - 1.2%
Iconix Brand Group, Inc. (a)(d)	1,170,087	12,742,247
TOTAL CONSUMER DISCRETIONARY		128,096,254
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 2.3%
Casey's General Stores, Inc.	500,000	15,100,000
Ingles Markets, Inc. Class A	511,675	9,547,856
		24,647,856
Personal Products - 1.3%
Chattem, Inc. (a)(d)	188,161	14,238,143
TOTAL CONSUMER STAPLES		38,885,999
ENERGY - 4.1%
Energy Equipment & Services - 1.3%
Superior Energy Services, Inc. (a)	666,700	14,214,044
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.8%
Encore Acquisition Co. (a)	509,409	$ 15,868,090
Mariner Energy, Inc. (a)	1,046,700	15,062,013
		30,930,103
TOTAL ENERGY		45,144,147
FINANCIALS - 34.2%
Capital Markets - 1.8%
Sparx Group Co. Ltd. (d)	22,235	3,639,194
TradeStation Group, Inc. (a)	2,092,291	16,382,639
		20,021,833
Commercial Banks - 6.2%
Associated Banc-Corp. (d)	1,373,683	30,303,447
Boston Private Financial Holdings, Inc. (d)	1,465,680	12,956,611
City National Corp. (d)	364,900	19,533,097
Sandy Spring Bancorp, Inc. (d)	238,743	5,125,812
		67,918,967
Diversified Financial Services - 1.6%
KKR Financial Holdings LLC	4,351,898	16,798,326
Insurance - 11.5%
Aspen Insurance Holdings Ltd.	1,300,200	29,852,592
IPC Holdings Ltd.	898,740	24,814,211
Max Capital Group Ltd.	1,090,000	17,385,500
Reinsurance Group of America, Inc. Class B	581,801	21,549,909
W.R. Berkley Corp.	1,200,000	31,523,998
		125,126,210
Real Estate Investment Trusts - 8.1%
CapitalSource, Inc. (d)	3,012,400	22,291,760
Chimera Investment Corp. (d)	3,748,323	10,795,170
Franklin Street Properties Corp.	1,114,411	13,183,482
Highwoods Properties, Inc. (SBI)	491,230	12,192,329
National Retail Properties, Inc.	600,000	10,698,000
SL Green Realty Corp.	340,000	14,293,600
U-Store-It Trust	767,364	5,264,117
		88,718,458
Real Estate Management & Development - 1.4%
Jones Lang LaSalle, Inc.	470,000	15,472,400
Thrifts & Mortgage Finance - 3.6%
Astoria Financial Corp.	900,762	17,132,493
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
People's United Financial, Inc.	655,000	$ 11,462,500
Washington Federal, Inc. (d)	591,393	10,420,345
		39,015,338
TOTAL FINANCIALS		373,071,532
HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 1.3%
Abaxis, Inc. (a)(d)	894,400	13,746,928
Health Care Providers & Services - 3.9%
AMERIGROUP Corp. (a)	316,839	7,920,975
Pediatrix Medical Group, Inc. (a)	666,500	25,760,225
PSS World Medical, Inc. (a)	475,145	8,619,130
		42,300,330
Pharmaceuticals - 1.5%
Perrigo Co.	486,200	16,530,800
TOTAL HEALTH CARE		72,578,058
INDUSTRIALS - 9.4%
Building Products - 2.1%
NCI Building Systems, Inc. (a)(d)	502,014	9,342,481
Simpson Manufacturing Co. Ltd. (d)	575,000	13,248,000
		22,590,481
Commercial Services & Supplies - 5.3%
ACCO Brands Corp. (a)	1,250,923	3,527,603
HNI Corp. (d)	903,971	16,560,749
Knoll, Inc. (d)	580,251	8,390,429
United Stationers, Inc. (a)	800,000	29,912,000
		58,390,781
Construction & Engineering - 2.0%
URS Corp. (a)	732,376	21,524,531
Machinery - 0.0%
Accuride Corp. (a)	1,034,000	330,880
TOTAL INDUSTRIALS		102,836,673
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 0.9%
ViaSat, Inc. (a)	529,472	$ 9,646,980
Electronic Equipment & Components - 4.5%
Ingram Micro, Inc. Class A (a)	1,603,100	21,369,323
Macnica, Inc.	677,400	6,873,767
Ryoyo Electro Corp.	1,272,700	9,902,563
SMART Modular Technologies (WWH), Inc. (a)	2,015,054	5,460,796
SYNNEX Corp. (a)	353,666	5,457,066
		49,063,515
Internet Software & Services - 2.6%
DealerTrack Holdings, Inc. (a)(d)	1,067,234	11,451,421
j2 Global Communications, Inc. (a)	563,149	9,077,962
LoopNet, Inc. (a)(d)	1,094,182	8,282,958
		28,812,341
IT Services - 0.7%
Telvent GIT SA	602,040	7,116,113
Semiconductors & Semiconductor Equipment - 4.8%
FormFactor, Inc. (a)	764,157	13,311,615
Miraial Co. Ltd. (e)	554,400	5,213,340
Skyworks Solutions, Inc. (a)	1,614,200	11,509,246
Zoran Corp. (a)(e)	2,716,311	22,110,772
		52,144,973
TOTAL INFORMATION TECHNOLOGY		146,783,922
MATERIALS - 5.7%
Chemicals - 2.3%
Spartech Corp. (e)	1,583,102	10,068,529
Valspar Corp.	710,000	14,519,500
		24,588,029
Containers & Packaging - 1.2%
Silgan Holdings, Inc.	274,017	12,752,751
Metals & Mining - 2.2%
Carpenter Technology Corp.	1,350,000	24,435,000
TOTAL MATERIALS		61,775,780
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Cogent Communications Group, Inc. (a)(d)(e)	2,750,000	13,145,000
Common Stocks - continued
	Shares	Value
UTILITIES - 4.3%
Electric Utilities - 2.5%
Allete, Inc.	277,250	$ 9,703,750
Westar Energy, Inc.	900,000	17,541,000
		27,244,750
Gas Utilities - 1.8%
Southwest Gas Corp.	760,989	19,877,033
TOTAL UTILITIES		47,121,783
TOTAL COMMON STOCKS (Cost $1,328,999,393)		1,029,439,148
Nonconvertible Preferred Stocks - 2.2%

CONSUMER DISCRETIONARY - 0.7%
Household Durables - 0.7%
M/I Homes, Inc. Series A, 9.75%	703,400	7,209,850
FINANCIALS - 1.5%
Real Estate Investment Trusts - 0.8%
Developers Diversified Realty Corp.:
(depositary shares) Series H, 7.375%	500,000	4,750,000
Series I, 7.50%	414,900	4,149,000
		8,899,000
Thrifts & Mortgage Finance - 0.7%
Fannie Mae Series S, 8.25%	3,702,100	7,774,410
TOTAL FINANCIALS		16,673,410
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,035,383)		23,883,260
Convertible Bonds - 2.2%
Principal Amount
FINANCIALS - 2.2%
Real Estate Investment Trusts - 2.2%
SL Green Realty Corp. 3% 3/30/27 (f) (Cost $23,638,643)	$ 45,000,000	24,525,000
Money Market Funds - 10.7%
	Shares	Value
Fidelity Cash Central Fund, 1.81% (b)	7,702,838	$ 7,702,838
Fidelity Securities Lending Cash Central Fund, 2.67% (b)(c)	109,650,547	109,650,547
TOTAL MONEY MARKET FUNDS (Cost $117,353,385)		117,353,385
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 10/31/08 due 11/3/08 (Collateralized by U.S. Treasury Obligations) # (Cost $5,200,000)	$ 5,200,074	5,200,000
TOTAL INVESTMENT PORTFOLIO - 110.0% (Cost $1,503,226,804)		1,200,400,793
NET OTHER ASSETS - (10.0)%		(109,481,860)
NET ASSETS - 100%		$ 1,090,918,933
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,525,000 or 2.2% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,200,000 due 11/03/08 at 0.17%
BNP Paribas Securities Corp.	$ 1,241,286
Banc of America Securities LLC	2,914,628
Barclays Capital, Inc.	660,259
Credit Suisse Securities (USA) LLC	264,104
Deutsche Bank Securities, Inc.	119,723
$ 5,200,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 131,200
Fidelity Securities Lending Cash Central Fund	930,804
Total	$ 1,062,004
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cogent Communications Group, Inc.	$ -	$ 18,402,564	$ -	$ -	$ 13,145,000
Miraial Co. Ltd.	-	7,176,911	-	-	5,213,340
Spartech Corp.	11,202,911	4,588,500	-	79,155	10,068,529
The Pantry, Inc.	18,783,837	-	21,698,273	-	-
Zoran Corp.	13,344,836	9,473,071	632,478	-	22,110,772
Total	$ 43,331,584	$ 39,641,046	$ 22,330,751	$ 79,155	$ 50,537,641
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,200,400,793	$ 1,130,085,790	$ 70,315,003	$ 0
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,515,759,294. Net unrealized depreciation aggregated $315,358,501, of which $32,071,859 related to appreciated investment securities and $347,430,360 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2008